As filed with the Securities and Exchange Commission on April 23, 2009

1933 Act Registration No. 333-

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-14

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933

☐   Pre-Effective Amendment No.

☐   Post-Effective Amendment No.

VIRTUS OPPORTUNITIES TRUST

(Virtus Bond Fund)

[Exact Name of Registrant as Specified in Charter]

Area Code and Telephone Number: (800) 243-1574

101 Munson Street

Greenfield, Massachusetts 01301

(Address of Principal Executive Offices)

Kevin J. Carr, Esq.

Vice President, Chief Legal Officer, Counsel

and Secretary for the Registrant

Virtus Investment Partners, Inc.

100 Pearl Street

Hartford, Connecticut 06103

(Name and Address of Agent for Service)

Copies of All Correspondence to:

Robert N. Hickey, Esq.

Sullivan & Worcester LLP

1666 K Street, N.W.

Washington, D.C. 20006

Approximate Date of Proposed Public Offering: As soon as practicable after this Registration Statement becomes effective.

Title of Securities Being Registered: Shares of beneficial interest, $1.00 par value per share.

The Registrant has registered an indefinite amount of securities of its Virtus Bond Fund under the Securities Act of 1933 pursuant to Section 24(f) under the Investment Company Act of 1940; accordingly, no fee is payable herewith. A Rule 24f-2 Notice for the Registrant’s fiscal year ended September 30, 2008 was filed with the Commission on or about December 23, 2008.

It is proposed that this filing will become effective on May 23, 2009 pursuant to Rule 488 of the Securities Act of 1933.

June 1, 2009

Dear Shareholder:

The Board of Trustees of Virtus Opportunities Trust (the “Trust”) has approved the reorganization of Virtus Core Bond Fund (“Core Bond”), a series of the Trust, into Virtus Bond Fund (“Bond”), a separate series of the Trust. Bond’s investment objective is substantially similar and its investment strategies are similar to those of Core Bond. The reorganization is expected to be completed on or about May 29, 2009. Once the reorganization is completed, you will become a shareholder of Bond and will receive shares of the corresponding class of Bond with an aggregate net asset value equal to the aggregate net asset value of your investment in Core Bond. No sales charge will be imposed in connection with the reorganization.

The Board of Trustees of the Trust believes that the reorganization offers you the opportunity to pursue your investment goals in a larger fund with a stronger performance history. The Board of Trustees has carefully considered and has unanimously approved the reorganization, as described in the accompanying materials, and believes that the reorganization is in the best interests of Core Bond and its shareholders. The expenses associated with the reorganization will be paid by Core Bond.

You are not being asked to vote on, or take any other action in connection with, the reorganization.

If you have any questions, please call (800) 243-1574 between 8:00 a.m. and 6:00 p.m. Eastern time, Monday through Thursday, and Friday until 5:00 p.m.

Sincerely,

George R. Aylward
President, Virtus Mutual Funds

Virtus Investment Partners	Toll Free 800-243-1574
C/O State Street Bank & Trust Co	virtus.com
PO Box 8301
Boston MA 02266-8301

Mutual Funds distributed by VP Distributors, Inc.

ACQUISITION OF ASSETS OF

VIRTUS CORE BOND FUND

(formerly named Phoenix Core Bond Fund)

a series of

Virtus Opportunities Trust

(formerly named Phoenix Opportunities Trust)

c/o VP Distributors, Inc.

101 Munson Street

Greenfield, Massachusetts 01301

(800) 243-1574

BY AND IN EXCHANGE FOR SHARES OF

VIRTUS BOND FUND

(formerly named Phoenix Bond Fund)

a series of

Virtus Opportunities Trust

(formerly named Phoenix Opportunities Trust)

c/o VP Distributors, Inc.

101 Munson Street

Greenfield, Massachusetts 01301

(800) 243-1574

PROSPECTUS/INFORMATION STATEMENT

DATED MAY 23, 2009

This Prospectus/Information Statement is being furnished in connection with the reorganization of Virtus Core Bond Fund (“Core Bond”), a series of Virtus Opportunities Trust (the “Trust”), into the Virtus Bond Fund (“Bond”), a separate series of the Trust. This Prospectus/Information Statement is being mailed on or about June 2, 2009.

THIS PROSPECTUS/INFORMATION STATEMENT IS FOR INFORMATIONAL PURPOSES ONLY. YOU DO NOT NEED TO DO ANYTHING IN RESPONSE TO THIS PROSPECTUS/ INFORMATION STATEMENT. WE ARE NOT ASKING YOU FOR A PROXY OR WRITTEN CONSENT, AND YOU ARE REQUESTED NOT TO SEND US A PROXY OR WRITTEN CONSENT.

GENERAL

The Board of Trustees of the Trust has approved the reorganization of Core Bond into Bond. Core Bond and Bond are sometimes referred to respectively in this Prospectus/Information Statement individually as a “Fund” and collectively as the “Funds.”

In the reorganization, all of the assets of Core Bond will be acquired by Bond in exchange for Class A, Class B and Class C shares of Bond, and Bond will assume all of the liabilities of Core Bond prior to the reorganization (the “Reorganization”). Class A, Class B and Class C shares of Bond will be distributed pro rata to each shareholder of Core Bond, in liquidation of Core Bond, and Core Bond will be terminated as a series of the Trust. You will then hold that number of full and fractional shares of Bond which have an aggregate net asset value equal to the aggregate net asset value of your shares of Core Bond.

Core Bond and Bond are each a separate diversified series of the Trust, a Delaware statutory trust, which is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The investment objective of Core Bond is substantially similar to that of Bond, as follows:

Fund	Investment Objective

Core Bond	Current income and capital appreciation (non-fundamental)

Bond	High total return from both current income and capital appreciation (non-fundamental)

The investment strategies for Core Bond are similar to those for Bond; however, there are some differences. Under normal circumstances, each Fund invests at least 80% of its assets in bonds. However, Core Bond invests 80% of its assets in investment grade bonds of U.S. issuers; while Bond invests at least 65% of its assets in bonds rated Baa3 or higher by Moody’s Investor Services (“Moody’s”) or BBB or higher by Standard and Poor’s Corporation (“S&P”). In addition, Bond may invest in high yield-high risk fixed income securities (junk bonds).

This Prospectus/Information Statement explains concisely the information about Bond that you should know. Please read it carefully and keep it for future reference. Additional information concerning each Fund and the Reorganization is contained in the documents described below, all of which have been filed with the Securities and Exchange Commission (“SEC”):

Information about Core Bond:	How to Obtain this Information:

Prospectus of the Trust relating to Core Bond, dated January 31, 2009	Copies are available upon request and without charge if you:

Statement of Additional Information of the Trust, dated March 2, 2009 Annual Report of the Trust relating to Core Bond for the fiscal year ended September 30, 2008	• Visit www.virtus.com on the internet; or • Write to VP Distributors, Inc., 100 Pearl Street Hartford, CT 06103; or • Call (800) 243-1574 toll-free.

Information about Bond:	How to Obtain this Information:

Prospectus of the Trust relating to Bond, dated January 31, 2009, which accompanies this Prospectus/Information Statement	Copies are available upon request and without charge if you: • Visit www.virtus.com on the internet; or

Statement of Additional Information of the Trust dated March 2, 2009 Annual Report of the Trust relating to Bond for the fiscal year ended September 30, 2008	• Write to VP Distributors, Inc., 100 Pearl Street Hartford, CT 06103; or • Call (800) 243-1574 toll-free.

Information about the Reorganization:	How to Obtain this Information:

Statement of Additional Information dated May 23, 2009, which relates to this Prospectus/Information Statement and the Reorganization	Copies are available upon request and without charge if you:
• Write to VP Distributors, Inc., 100 Pearl Street Hartford, CT 06103; or • Call (800) 243-1574 toll-free

You can also obtain copies of any of these documents without charge on the EDGAR database on the SEC’s internet site at http://www.sec.gov. Copies are available for a fee by electronic request at the following e-mail address: publicinfo@sec.gov, or from the Public Reference Branch, Office of Consumer Affairs and Information Services, Securities and Exchange Commission,
100 F Street, N.E., Washington, D.C. 20549.

Information relating to both Core Bond and Bond is contained in the Prospectus of the Trust dated January 31, 2009 (SEC File No. 811- 07455) and is incorporated by reference in this document. (This means that such information is legally considered to be part of this Prospectus/Information Statement.) The Statement of Additional Information dated May 23, 2009 relating to this Prospectus/Information Statement and the Reorganization, which includes the financial statements of the Trust relating to both Core Bond and Bond for the fiscal year ended September 30, 2008, and pro forma financial statements of the Trust relating to Bond for the 12-month period ended September 30, 2008, is incorporated by reference in its entirety in this document.

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT DETERMINED THAT THE INFORMATION IN THIS PROSPECTUS/INFORMATION STATEMENT IS ACCURATE OR ADEQUATE, NOR HAS IT APPROVED OR DISAPPROVED THESE SECURITIES. ANYONE WHO TELLS YOU OTHERWISE IS COMMITTING A CRIMINAL OFFENSE.

An investment in Bond:

•	is not a deposit of, or guaranteed by, any bank

•	is not insured by the FDIC, the Federal Reserve Board or any other government agency

•	is not endorsed by any bank or government agency

•	involves investment risk, including possible loss of the purchase payment of your original investment

SUMMARY

THIS SECTION SUMMARIZES THE PRIMARY FEATURES AND CONSEQUENCES OF THE

REORGANIZATION. IT MAY NOT CONTAIN ALL OF THE INFORMATION THAT IS

IMPORTANT TO YOU. TO UNDERSTAND THE REORGANIZATION, YOU SHOULD READ THIS

ENTIRE PROSPECTUS/INFORMATION STATEMENT AND THE EXHIBIT.

This summary is qualified in its entirety by reference to the additional information contained elsewhere in this Prospectus/Information Statement, the Prospectus and Statement of Additional Information relating to the Funds and the form of the Agreement and Plan of Reorganization (the “Plan”), which is attached to this Prospectus/Information Statement as Exhibit A.

Why is the Reorganization occurring?

The Reorganization is part of a restructuring designed to eliminate the offering of overlapping funds with similar investment objectives and investment strategies within the Virtus Mutual Funds complex, while simultaneously creating economies of scale for the surviving funds that are intended to lower fund expenses. The proposed Reorganization will allow shareholders of Core Bond to own a fund that is similar in style and substantially similar in objective, but has a greater amount of assets. Bond’s performance has exceeded that of Core Bond for the one-, five- and ten-year periods ended December 31, 2008. Total gross fund operating expenses are the same for both Funds, although under a voluntary expense cap that may be discontinued at any time, total net expenses for Bond are lower than for Core Bond. The Reorganization should create better efficiencies for the portfolio management team, which should benefit Bond and its shareholders, and perhaps result in lower fees for all Bond share classes.

What are the key features of the Reorganization?

The Plan sets forth the key features of the Reorganization. For a complete description of the Reorganization, see Exhibit A. The Plan generally provides for the following:

•	the transfer in-kind of all of the assets of Core Bond to Bond in exchange for Class A, Class B and Class C shares of Bond;

•	the assumption by Bond of all of the liabilities of Core Bond;

•	the liquidation of Core Bond by the distribution of Class A, Class B and Class C shares of Bond to Core Bond’s shareholders; and

•	the structuring of the Reorganization as a tax-free reorganization for federal income tax purposes.

The Reorganization is expected to be completed on or about May 29, 2009.

After the Reorganization, what shares of Bond will I own?

If you own Class A, Class B or Class C shares of Core Bond, you will own Class A, Class B or Class C shares, respectively, of Bond. The new shares you receive will have the same aggregate net asset value as your shares of Core Bond, as of the close of business on the day immediately prior to the Reorganization.

How will the Reorganization affect me?

It is anticipated that the Reorganization will result in better operating efficiencies. Upon the reorganization of Core Bond into Bond, operating efficiencies are anticipated to be achieved by Bond because it will have a greater level of assets. As of December 31, 2008, Core Bond’s net assets were approximately $ 53.9 million and Bond’s net assets were approximately $161.3 million. It is believed that a larger, combined fund may have a greater likelihood of gaining additional assets, which may lead to greater economies of scale. Total gross fund operating expenses for the 12-month period ended September 30, 2008 for each Fund’s Class A, Class B and Class C shares are 1.17%, 1.92% and 1.92%, respectively.

After the Reorganization, the value of your shares will depend on the performance of Bond rather than that of Core Bond. The Board of Trustees of the Trust believes that the Reorganization will benefit both Funds and their respective shareholders. The costs of the Reorganization, including the cost of mailing this Prospectus/Information Statement, will be paid by Core Bond.

Both Funds declare and pay dividends from net investment income semiannually and will distribute net realized capital gains, if any, at least annually. These dividends and distributions will continue to be automatically reinvested in additional Class A, Class B and Class C shares of Bond or distributed in cash, in accordance with your election.

The Trustees of the Trust, including the Trustees who are not “interested persons” as such term is defined in the 1940 Act (the “Disinterested Trustees”), have concluded that the Reorganization would be in the best interests of both Funds and their respective shareholders, and that the interests of the Funds’ existing shareholders will not be diluted as a result of the Reorganization.

Will I be able to purchase, exchange and redeem shares and receive distributions in the same way?

The Reorganization will not affect your right to purchase and redeem shares, to exchange shares or to receive distributions. After the Reorganization, you will be able to purchase additional Class A, Class B and Class C shares, as applicable, of Bond in the same manner as you did for your shares of Core Bond before the Reorganization. For more information, see “Purchase and Redemption Procedures,” “Exchange Privileges” and “Dividend Policy” below.

How do the Funds’ investment objectives, principal investment strategies and risks compare?

The investment objectives of the Funds are substantially similar. The investment objective of both Funds is non-fundamental, which means that it may be changed by vote of the Trustees, without shareholder approval. The investment strategies of the Funds are similar; however, there are some differences. Both Funds invest at least 80% of their assets in bonds. However, under normal circumstances, Core Bond invests at least 80% of its assets in investment grade bonds of U.S. issuers, while Bond invests at least 65% of its assets in bonds rated Baa3 or higher by Moody’s Investor Services (“Moody’s”) or BBB or higher by Standard and Poor’s Corporation (“S&P”). Each Fund may invest in high yield-high risk fixed income securities (junk bonds); however, over the recent past (since January 2007), Core Bond has held de minimis amounts of such bonds, while Bond has held an average 7.8% of its assets in junk bonds.

The following tables summarize a comparison of Core Bond and Bond with respect to their investment objectives and principal investment strategies, as set forth in the Fixed Income Prospectus and Statement of Additional Information relating to both Funds.

Core Bond

Investment Objective	Current income and capital appreciation

Principal Investment Strategies	Under normal circumstances, the fund invests at least 80% of its assets in investment grade bonds of U.S. issuers. “Bonds” are fixed income debt securities of various types of issuers, including corporate bonds, short-term instruments, U.S. Government securities, mortgage-backed and asset-backed securities, collateralized mortgage obligations (CMOs) and municipal securities. Investment grade bonds are those with credit ratings, at the time of acquisition, within the four highest rating categories of a nationally recognized statistical rating organization, or if unrated, those that the subadviser determines, pursuant to procedures reviewed and approved by the Board of Trustees, are of comparable quality. The fund intends to maintain an average credit quality of “A” or better as rated by Moody’s Investors Services, Inc. or Standard & Poor’s. If after the time of investment a security’s rating declines, the fund is not obligated to sell the security. The fund’s policy of investing 80% of its assets in bonds may be changed only upon 60 days written notice to shareholders.

Securities are selected using a sector rotation approach. The subadviser seeks to adjust the portion of fund investment in various sectors (such as U.S. corporates, foreign corporates, U.S. Governments and foreign governments, as well as asset-backed, mortgage-backed and municipal bonds) and the selections within sectors to obtain higher relative returns. The subadviser selects those sectors that it believes offer attractive values. Securities within sectors are selected based on general economic and financial conditions and the issuer’s business, management, cash, assets, earnings and stability. Securities selected for investment are those that the subadviser believes offer the best potential for total return based on risk-reward tradeoff.

Interest rate risk is managed by a duration neutral strategy. The subadviser attempts to maintain the duration of the fund at a level similar to that of its benchmark, the Barclays Capital U.S. Aggregate Bond Index. Duration measures the interest rate sensitivity of a fixed income security by assessing and weighting the present value of the security’s payment pattern. Generally, the longer the maturity the greater the duration and therefore the greater effect interest rate changes have on the price of the security. By maintaining the duration of the fund at a level similar to that of the fund’s benchmark, the subadviser believes that the fund’s exposure to interest rate risk is more consistent with its benchmark’s risk profile than that of a fund that attempts to predict future interest rate changes. On December 31, 2008, the modified adjusted duration of the Barclays Capital U.S. Aggregate Bond Index was 3.07 years; the modified adjusted duration of the fund was 4.08 years. Typically, for a fund maintaining a modified adjusted duration of 4.08 years, a one percent increase in interest rates would cause a 4.08% decrease in the value of the fund’s fixed income assets. Similarly, a one percent decrease in interest rates typically would cause the value of the fund’s fixed income assets to increase by 4.08%.

Securities selected for fund investment may be of any maturity. However, the subadviser attempts to maintain a maturity composition similar to that of its benchmark in an effort to maintain an interest rate risk profile consistent with the benchmark. Maturity composition refers to the percentage of securities within specific maturity ranges as well as the aggregate weighted average fund maturity. On December 31, 2008, the average maturity of the Barclays Capital U.S. Aggregate Bond Index was 5.50 years; the average adjusted maturity of the fund was 5.34 years.

Generally, securities are sold when the subadviser believes the issue has realized its value or to take advantage of attractive values in other sectors.

Bond
Investment Objective	High total return from both current income and capital appreciation

Principal Investment Strategies	The fund invests in a diversified portfolio of bonds. Under normal circumstances, the fund invests at least 80% of its assets in bonds, at least 65% of which are rated at the time of investment Baa3 or higher by Moody’s or BBB-or higher by S&P. However, the fund may invest in high yield-high risk fixed income securities (junk bonds). As of December 31, 2008, the average rating of the fund’s portfolio was Aa2 or AA. “Bonds” are fixed income debt securities of various types of issuers, including corporate bonds, mortgage-backed and asset-backed securities, U.S. Government securities and other short-term instruments. The fund’s policy of investing 80% of its assets in bonds may be changed only upon 60 days written notice to shareholders.

The subadviser uses a value-driven style that focuses on issue and sector selection, measured interest rate anticipation and trading opportunities.

Securities selected for fund investment may be of any maturity or duration. Duration measures the interest rate sensitivity of a fixed income security by assessing and weighting the present value of a security’s payment pattern. Normally, the fund’s dollar-weighted average duration will vary between two and eight years. The subadviser may adjust the fund’s dollar-weighted average duration based on changing expectations for the federal funds rate, the shape of the yield curve, swap spreads, mortgage prepayments, credit spreads, and capital market liquidity. For instance, if the federal funds rate is expected to rise, the subadviser may choose to move the fund’s dollar-weighted average duration to the lower end of the band. Within this context, it is expected that the fund’s dollar-weighted average maturity will range between three and fifteen years. On December 31, 2008, the average duration of the fund’s securities was 3.54 years and the average maturity was 5.28 years. Typically, for a fund maintaining an average duration of 3.54 years, a one percent increase in interest rates would cause a 3.54% decrease in the value of the fund’s fixed income assets. Similarly, a one percent decrease in interest rates typically would cause the value of the fund’s fixed income assets to increase by 3.54%.

Securities may be reviewed for sale due to anticipated changes in interest rates, changes in the creditworthiness of issuers, or general financial or market developments.

The subadviser’s investment strategies may result in a higher portfolio turnover rate for the fund. A high portfolio turnover rate increases costs to the fund, negatively affects fund performance, and may increase capital gain distributions, resulting in greater tax liability to you.

The principal risks of the Funds are similar as well. For a discussion of the Funds’ principal risks, see the section entitled “Risks” below.

The Funds have other investment policies, practices and restrictions which, together with their related risks, are also set forth in the Funds’ Prospectus and Statement of Additional Information.

Although Core Bond and Bond have substantially similar investment objectives and similar investment strategies, certain securities held by Core Bond may be sold in order to comply with the investment practices of Bond. The Fund anticipates that such sales would occur after the Reorganization. The Fund has been advised that the amount of securities sold, by value, may be limited in order to treat the Reorganization as tax-free. For any such sales occurring after the Reorganization, the transaction costs will be borne by Bond. Such costs are ultimately borne by the Fund’s shareholders.

How do the Funds’ fees and expenses compare?

Core Bond offers three classes of shares (Class A, Class B and Class C). Bond offers four classes of shares (Class A, Class B, Class C and Class I). Bond’s Class I shares are not part of this Reorganization and are not discussed in this document; however, you may refer to Bond’s Prospectus and Statement of Additional Information for more information on its Class I shares. You will not pay any initial or deferred sales charge in connection with the Reorganization.

The following tables allow you to compare the various fees and expenses that you may pay for buying and holding Class A, Class B and Class C shares of each of the Funds. The table entitled “Bond Pro Forma” shows you what fees and expenses are estimated to be assuming the Reorganization takes place.

The amounts for the Class A, Class B and Class C shares of Core Bond and Bond set forth in the following tables and in the examples are based on the expenses for the applicable fund for the 12-month period ended September 30, 2008. The amounts for Class A, Class B and Class C shares of Bond (Pro Forma) set forth in the following table and in the examples are based on what the estimated expenses of Bond would have been for the 12-month period ended September 30, 2008, assuming the Reorganization had taken place on October 1, 2007.

Shareholder Fees (fees paid directly from your investment)

	Core Bond Class A		Bond Class A		Bond (Pro Forma) Class A
Maximum Sales Charge (Load) Imposed on a Purchase (as a percentage of offering price)	4.75%		4.75%		4.75%
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the value redeemed or the amount invested)	None	(1)	None	(1)	None	(1)
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	None		None		None
Redemption Fee	None		None		None
Exchange Fee	None		None		None
Fees and Expenses (as a percentage of average daily net assets)
	Core Bond Class A		Bond Class A		Bond (Pro Forma) Class A
Management Fees	0.45%		0.50%		0.45	%(4)
Distribution and Shareholder Servicing (12b-1) Fees(5)	0.25%		0.25%		0.25%
Other Expenses	0.47%		0.42%		0.30%

Total Annual Fund Operating Expenses(6)(7)	1.17%		1.17%		1.00%

Shareholder Fees (fees paid directly from your investment)
	Core Bond Class B		Bond Class B		Bond (Pro Forma) Class B
Maximum Sales Charge (Load) Imposed on a Purchase (as a percentage of offering price)	None		None		None
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the value redeemed or the amount invested)	5.00	%(2)	5.00	%(2)	5.00	%(2)
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	None		None		None
Redemption Fee	None		None		None
Exchange Fee	None		None		None
Fees and Expenses (as a percentage of average daily net assets)
	Core Bond Class B		Bond Class B		Bond (Pro Forma) Class B
Management Fees	0.45%		0.50%		0.45	%(4)
Distribution and Shareholder Servicing (12b-1) Fees(5)	1.00%		1.00%		1.00%
Other Expenses	0.47%		0.42%		0.30%

Total Annual Fund Operating Expenses(6)(7)	1.92%		1.92%		1.75%

Shareholder Fees (fees paid directly from your investment)

	Core Bond Class C		Bond Class C		Bond (Pro Forma) Class C
Maximum Sales Charge (Load) Imposed on a Purchase (as a percentage of offering price)	None		None		None
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the value redeemed or the amount invested)	1.00	%(3)	1.00	%(3)	1.00	%(3)
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	None		None		None
Redemption Fee	None		None		None
Exchange Fee	None		None		None
Fees and Expenses (as a percentage of average daily net assets)
	Core Bond Class C		Bond Class C		Bond (Pro Forma) Class C
Management Fees	0.45%		0.50%		0.45	%(4)
Distribution and Shareholder Servicing (12b-1) Fees(5)	1.00%		1.00%		1.00%
Other Expenses	0.47%		0.42%		0.30%

Total Annual Fund Operating Expenses(6)(7)	1.92%		1.92%		1.75%

(1)	A contingent deferred sales charge of 1% may apply on certain redemptions made within one year following purchases on which a finder’s fee has been paid. The one-year period begins on the last day of the month preceding the month in which the purchase was made.

(2)	The maximum deferred sales charge is imposed on Class B shares redeemed during the first year; thereafter, it decreases 1% annually to 2% during the fourth and fifth years and to 0% after the fifth year.

(3)	The deferred sales charge is imposed on Class C shares redeemed during the first year only.

(4)	Immediately prior to the Reorganization, VIA will lower the management fee of Bond to 0.45%.

(5)	Distribution and Shareholder Servicing (12b-1) Fees represent an asset based sales charge that, for a long-term shareholder, over time may be higher than the maximum front-end sales charge permitted by FINRA.

(6)	VIA has voluntarily agreed to limit total operating expenses of Core Bond (excluding interest, taxes and extraordinary expenses) so that such expenses do not exceed 1.00% for Class A shares, 1.75% for Class B shares and 1.75% for Class C shares. The Adviser may discontinue this voluntary expense cap at any time. VIA may recapture operating expenses reimbursed under this arrangement subsequent to August 23, 2007, for a period of three years following the end of the fiscal year in which such waiver or reimbursement occurred, subject to certain limitations.

(7)	VIA has voluntarily agreed to limit total operating expenses of Bond (excluding interest, taxes and extraordinary expenses) so that such expenses do not exceed 0.85% for Class A shares, 1.60% for Class B shares and 1.60% for Class C shares. The Adviser may discontinue this voluntary expense cap at any time. VIA may recapture operating expenses reimbursed under this arrangement subsequent to August 23, 2007, for a period of three years following the end of the fiscal year in which such waiver or reimbursement occurred, subject to certain limitations.

The tables below show examples of the total expenses you would pay on a $10,000 investment over one-, three-, five- and ten-year periods. The examples are intended to help you compare the cost of investing in Core Bond versus Bond and Bond (Pro Forma), assuming the Reorganization takes place. The examples assume a 5% average annual return, that you redeem all of your shares at the end of each time period and that you reinvest all of your dividends. The following tables also assume that total annual operating expenses remain the same. The examples are for illustration only, and your actual costs may be higher or lower.

Examples of Fund Expenses

	Class A
	One Year	Three Years	Five Years	Ten Years
Core Bond	$589	$829	$1,088	$1,828
Bond	$589	$829	$1,088	$1,828
Bond (Pro Forma)	$572	$778	$1,000	$1,640

	Class B
	One Year	Three Years	Five Years	Ten Years
Core Bond	$595	$803	$1,037	$2,048
Bond	$595	$803	$1,037	$2,048
Bond (Pro Forma)	$578	$751	$948	$1,863

	Class C
	One Year	Three Years	Five Years	Ten Years
Core Bond	$295	$603	$1,037	$2,243
Bond	$295	$603	$1,037	$2,243
Bond (Pro Forma)	$278	$551	$948	$2,061

You would pay the following expenses if you did not redeem your shares:

	Class B
	One Year	Three Years	Five Years	Ten Years
Core Bond	$195	$603	$1,037	$2,048
Bond	$195	$603	$1,037	$2,048
Bond (Pro Forma)	$178	$551	$948	$1,863

	Class C
	One Year	Three Years	Five Years	Ten Years
Core Bond	$195	$603	$1,037	$2,243
Bond	$195	$603	$1,037	$2,243
Bond (Pro Forma)	$178	$551	$948	$2,061

How do the Funds’ performance records compare?

The following charts show how the Class A shares of Core Bond and Bond have performed in the past. Core Bond, a series of the Trust (“Successor Fund”), is the successor of the Phoenix Core Bond Fund, a series of Phoenix Series Fund (“Predecessor Fund”), resulting from a reorganization of the Predecessor Fund with and into the Successor Fund on June 27, 2007. The Predecessor Fund and the Successor Fund had identical investment objectives and strategies. The Successor Fund has adopted the past performance of the Predecessor Fund as its own. Therefore the performance tables below include the performance of the shares of the Predecessor Fund prior to Core Bond’s commencement date. Past performance, before and after taxes, is not an indication of future results.

Year-by-Year Total Return (%)

The charts below show the percentage gain or loss in each full calendar year for the Class A shares of Core Bond and Bond.

These charts should give you a general idea of the risks of investing in each Fund by showing how the Fund’s return, as applicable, has varied from year to year. These charts include the effects of fund expenses. Each Fund’s average annual returns in the charts below do not reflect the deduction of any sales charges. The returns would have been less than those shown if sales charges were deducted. Each Fund can also experience short-term performance swings as indicated in the high and low quarter information at the bottom of each chart.

Core Bond

-2.96%	9.39%	7.58%	5.22%	2.81%	2.79%	1.72%	6.06%	4.89%	-7.21%
99	00	01	02	03	04	05	06	07	08

High Quarter: 3rd - 2001 4.16%

Low Quarter: 3rd - 2008 -3.64%

Year-to-date Performance (through March 31, 2009) is 1.66%

Bond

0.52%	8.62%	5.41%	9.20%	6.79%	4.23%	1.72%	4.35%	5.03%	-0.55%
99	00	01	02	03	04	05	06	07	08

High Quarter: 1st - 2001    3.72%

Low Quarter: 2nd - 2004    -2.36%

Year-to-date performance (through March 31, 2009) is -0.17%

The next set of tables lists the average annual total return by class of Core Bond and Bond for the past one, five and ten years (through December 31, 2008). The after-tax returns shown are for Class A shares of Core Bond and Bond; after-tax returns for Class B and Class C shares of the Funds will vary. These tables include the effects of sales charges (where applicable) and fund expenses and are intended to provide you with some indication of the risks of investing in each Fund by comparing its performance with an appropriate widely recognized index of securities, a description of which can be found following the table. An index does not reflect fees, expenses or any taxes. It is not possible to invest directly in an index.

Average Annual Total Return (for the periods indicated)(1)

Core Bond	1 Year Ended 12/31/08	5 Years Ended 12/31/08	10 Years Ended 12/31/08	Since Inception(2) Class C to 6/30/08
Class A shares
Return Before Taxes	-11.61%	0.55%	2.42%	—
Return After Taxes on Distributions(3)	-13.12%	-1.13%	0.33%	—
Return After Taxes on Distributions and Sale of Fund Shares(3)(4)	-7.50%	-0.48%	0.80%	—
Class B shares
Return Before Taxes	-11.38%	0.78%	2.14%	—
Class C shares
Return Before Taxes	-7.92%	0.78%	—	2.71%
Barclays Capital U.S. Aggregate Bond Index(5)	5.24%	4.65%	5.63%	6.24%

Bond	1 Year Ended 12/31/08	5 Years Ended 12/31/08	10 Years Ended 12/31/08
Class A shares
Return Before Taxes	-5.28%	1.94%	3.98%
Return After Taxes on Distributions(3)	-6.69%	0.44%	2.03%
Return After Taxes on Distributions and Sale of Fund Shares(3)(4)	-3.44%	0.79%	2.20%
Class B shares
Return Before Taxes	-5.09%	2.14%	3.69%
Class C shares
Return Before Taxes	-1.29%	2.18%	3.70%
Barclays Capital U.S. Aggregate Bond Index(5)	5.24%	4.65%	5.63%

(1)	Each Fund’s average annual returns in the tables above reflect the deduction of the maximum sales charge for an investment in the Fund’s Class A shares and a full redemption in the Fund’s Class B shares and Class C shares.

(2)	Since October 11, 1999.

(3)	After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

(4)	The Return After Taxes on Distributions and Sale of Fund Shares for a period may be greater than the Return After Taxes on Distributions for the same period if there was a loss realized on sale of fund shares. The benefit of the tax loss (to the extent it can be used to offset other gains) may result in a higher return.

(5)	The Barclays Capital U.S. Aggregate Bond Index measures the U.S. investment grade fixed rate bond market. The index is calculated on a total-return basis. The index is unmanaged and not available for direct investment; therefore, its performance does not reflect the fees, expenses or taxes associated with the active management of an actual portfolio.

For a detailed discussion of the manner of calculating total return, please see the Funds’ Statement of Additional Information. Generally, the calculations of total return assume the reinvestment of all dividends and capital gain distributions on the reinvestment date and the deduction of all recurring expenses that were charged to shareholders’ accounts.

Important information about Bond is also contained in management’s discussion of Bond’s performance, which appears in the most recent Annual Report of the Trust relating to Bond.

Who will be the Adviser of my Fund after the Reorganization? What will the advisory fees be after the Reorganization?

Management of the Funds

The overall management of both Funds is the responsibility of, and is supervised by, the Board of Trustees of the Trust.

Adviser

Virtus Investment Advisers, Inc. (the “Adviser” or “VIA”) is the investment adviser for Bond and is responsible for managing the Fund’s investment program and for the general operations of the Fund including oversight of the Fund’s Subadviser and recommending its hiring, termination and replacement. The Adviser selects the subadviser, pays the subadviser’s fees and monitors the day-to-day management of the Fund.

Facts about the Adviser:

•	The Adviser is a wholly-owned indirect subsidiary of Virtus Investment Partners, Inc. and has acted as an investment adviser for over 70 years.

•	The Adviser acts as the investment adviser for over 50 mutual funds and as adviser to institutional clients, with assets under management of approximately $11.5 billion as of December 31, 2008.

•	The Adviser is located at 100 Pearl Street, Hartford, Connecticut 06103.

Subadviser

SCM Advisors, LLC (the “Subadviser” or “SCM”) is the investment subadviser to Bond. Pursuant to a Subadvisory Agreement with the Adviser, the Subadviser is responsible for the day-to-day management of the Fund’s portfolio.

Facts about the Subadviser:

•	SCM is an affiliate of VIA.

•	The Subadviser has been an investment adviser since 1989 and had approximately $2.3 billion in assets under management as of December 31, 2008.

•	The Adviser is located at 909 Montgomery Street, San Francisco, California 94133.

The Trust and the Adviser have received an exemptive order from the Securities and Exchange Commission that permits the Adviser, subject to certain conditions, and without the approval of shareholders, to: (a) employ a new unaffiliated subadviser for a fund pursuant to the terms of a new subadvisory agreement, in each case either as a replacement for an existing subadviser or as an additional subadviser; (b) change the terms of any subadvisory agreement; and (c) continue the employment of an existing subadviser on the same subadvisory agreement terms where an agreement has been assigned because of a change in control of the subadviser. In such circumstances, shareholders would receive notice of such action, including the information concerning the new subadviser that normally is provided in a proxy statement.

Portfolio Management

A team of investment professionals manages the Bond portfolio and each team member is jointly and primarily responsible for the day-to-day management of the portfolio.

Robert L. Bishop, CFA. Mr. Bishop has served on the Fund’s portfolio management team since 2004. He is Chief Investment Officer for Fixed Income at SCM Advisors and also has portfolio management responsibility for investment grade corporate bonds and credit derivatives. Mr. Bishop also serves on the portfolio management teams for the Virtus High Yield Fund and Virtus High Yield Income Fund. Prior to joining SCM Advisors in 2002, he was responsible for restructuring corporate pension funds at Saloman Brothers; quantitative portfolio design at Goldman Sachs; and was a director in the credit sales area of Merrill Lynch. He has 29 years of investment experience.

Maxwell E. Bublitz, CFA. Mr. Bublitz has served on the Fund’s portfolio management team since December 2008. He also serves on the portfolio management team for the Virtus High Yield Fund and Virtus High Yield Income Fund. Mr. Bublitz is Chief Strategist at SCM Advisors. Prior to joining SCM Advisors in 2005, he was President and Chief Executive Officer of Conseco Capital Management (1987-2005). Mr. Bublitz has 24 years of investment experience.

Kaushik Saha. Mr. Saha has served on the Fund’s portfolio management team since July 2008. He is Fixed Income Portfolio Manager at SCM Advisors focused primarily on mortgage and asset-backed securities. Prior to joining SCM Advisors in 2008, Mr. Saha was Portfolio manager and Senior Asset-Backed Securities Analyst for Barclays Global Investors (2004-2008). He has 17 years of investment experience.

Please refer to the Statement of Additional Information for additional information about Bond’s portfolio managers, including the structure of and method of computing compensation, other accounts they manage and their ownership of shares of Bond.

Advisory Fees

For its management and supervision of the daily business affairs of Bond, the Adviser is entitled to receive a monthly fee that is accrued daily against the value of Bond’s net assets at the annual rate of 0.50%. Immediately prior to the Reorganization, the fee will be lowered to 0.45%.

Subadvisory Fees

Under the terms of the Subadvisory Agreement, the Subadviser is paid by the Adviser for providing advisory services to Bond. The Fund does not pay a fee to the Subadviser. The Adviser pays the Subadviser a subadvisory fee calculated at the annual rate of 0.25% of the Fund’s average daily net assets.

What will be the primary federal tax consequences of the Reorganization?

Prior to or at the completion of the Reorganization, the Funds will have received an opinion from the law firm of McDermott Will & Emery LLP that the Reorganization contemplated by the Plan shall, for federal income tax purposes, qualify as a tax-free reorganization described in section 368(a) of the Internal Revenue Code of 1986, as amended (the “Code”), and that each Fund will be a “party to a reorganization,” within the meaning of section 368(b) of the Code.

As a result, for federal income tax purposes, no gain or loss will be recognized by Core Bond or its shareholders as a result of receiving shares of Bond in connection with the Reorganization. The aggregate tax basis and holding period of the shares of Bond that are received by the shareholders of Core Bond will be the same as the aggregate tax basis and holding period of the shares of Core Bond previously held by such shareholders, provided that such shares of Core Bond are held as capital assets. In addition, no gain or loss will be recognized by Bond upon the receipt of the assets of Core Bond in exchange for shares of Bond and the assumption by Bond of Core Bond’s liabilities, and the holding period and tax basis of the assets of Core Bond in the hands of Bond as a result of the Reorganization will be the same as in the hands of Core Bond immediately prior to the Reorganization.

RISKS

Are the risk factors for the Funds similar?

Yes. The primary risk factors are substantially similar due to the substantially similar investment objectives and the similar investment styles of the Funds. The risks of each Fund are described in greater detail in the Fund’s Prospectus.

What are the primary risks of investing in each Fund?

An investment in each Fund is subject to certain risks. There is no assurance that investment performance of either Fund will be positive or that the Funds will meet their investment objectives. The following tables and discussions highlight the primary risks associated with investment in each of the Funds.

Each of the Funds is subject to Credit Risk, Interest Rate Risk, Long-Term Maturities/Duration Risk, Market Volatility Risk, Mortgage-Backed and Asset-Backed Securities Risk and U.S. Government Securities Risk.

Credit Risk	The risk that an issuer of a security will fail to pay interest or principal in a timely manner, or that negative perceptions of the issuer’s ability to make such payments will cause the price of the security to decline. Debt securities rated below investment-grade are especially susceptible to this risk.

Interest Rate Risk	The risk that bond prices overall will decline because of rising interest rates. With fixed-rate securities, an increase in prevailing interest rates typically causes the value of those securities to fall, while a decline in prevailing interest rates generally produces an increase in the market value of the securities. As interest rates increase, slower than expected principal payments may extend the average life of fixed income securities. This will have the effect of locking in a below-market interest rate, increasing a fund’s duration and reducing the value of such a security. If a fund invests in asset-backed and mortgage-backed securities, it is more vulnerable to this risk. Changes in interest rates will affect the value of longer-term fixed income securities more than shorter-term securities and lower quality securities more than higher quality securities.

Long-Term Maturities/ Durations Risk	The risk that fixed income securities with longer maturities or durations may be subject to greater price fluctuations due to interest rate, tax law, and general market changes than securities with shorter maturities or durations.

Market Volatility Risk	The risk that the value of the securities in which a fund invests may go up or down in response to the prospects of individual companies and/or general economic conditions. Price changes may be temporary or may last for extended periods.

Instability in the financial markets has led to volatile financial markets that expose a fund to greater market and liquidity risk and potential difficulty in valuing portfolio instruments that it holds. In response to financial markets that experienced extreme volatility, and in some cases a lack of liquidity, the US Government has taken a number of unprecedented actions, including acquiring distressed assets from financial institutions and acquiring ownership interests in those institutions. The implications of government ownership and disposition of these assets are unclear. Additional legislation or government regulation may also change the way in which funds themselves are regulated, which could limit or preclude a fund’s ability to achieve its investment objective.

Mortgage-Backed and Asset-Backed Risk	The risk that certain factors, such as interest rate changes, may negatively affect the value of mortgage backed and asset backed securities, causing them to fluctuate to a greater degree than other debt securities. Mortgage-backed and asset-backed securities are generally subject to higher prepayment risks than most other types of debt securities. It is difficult to predict cash flows from mortgage-backed and asset-backed securities due to the variability of prepayments. Prepayments also tend to limit price gains when interest rates drop and exaggerate price declines when interest rates rise. In the event of high prepayments, the fund may be required to invest proceeds at lower interest rates, causing the fund to earn less than if such prepayment had not occurred.

U.S. Government Securities Risk	Obligations issued or guaranteed by the U.S. Government, its agencies, authorities and instrumentalities and backed by the full faith and credit of the United States only guarantee principal and interest will be timely paid to holders of the securities. The entities do not guarantee that the value of fund shares will increase. In addition, not all U.S. Government securities are backed by the full faith and credit of the United States, but rather are the obligation solely of the entity through which they are issued.

Core Bond is also subject to Foreign Securities Risk and Municipal Market Risk.

Foreign Securities Risk	The risk that the prices of foreign securities may be more volatile than those of their domestic counterparts owing in part to possible political or economic instability; limits on repatriation of capital; exchange controls or exchange rate fluctuations; less publicly available information as a result of accounting, auditing, and financial reporting standards different from those used in the U.S.; more volatile markets; less securities regulation; less favorable tax provisions; war or expropriation. In addition, certain foreign issuers classified as passive foreign investment companies may be subject to additional taxation risk.

Municipal Market Risk	The risk that certain factors may negatively affect the value of municipal securities, and, as a result, the share price of a fund that invests in them. These factors include political or legislative changes, uncertainties related to the tax status of the securities or the rights of investors in the securities. A fund may invest in municipal obligations that are related in such a way (e.g., multiple apparently unrelated issues that depend on the financial rating or support of a single government unit) that an economic, business or political development or change that affects one of these obligations would also affect the others.

Bond is also subject to High Yield-High Risk Securities (Junk Bonds) Risk.

High Yield-High Risk Securities (Junk Bonds) Risk	The risk that high yield securities generally have a higher risk that the issuer of the security may default and not make the payment of interest or principal. Securities rated “BB” or below by S&P or “Ba” or below by Moody’s are known as “high yield” securities and are commonly referred to as “junk bonds”. These securities involve greater risk of loss due to credit deterioration and are less liquid, especially during periods of economic uncertainty or change, than higher-quality debt securities.

Please refer to each Fund’s Prospectus and Statement of Additional Information for more information on risks.

INFORMATION ABOUT THE REORGANIZATION

Reasons for the Reorganization

The Funds have substantially similar investment objectives. The Reorganization will allow shareholders of Core Bond to own a fund that is similar in style, and with a greater amount of assets. The Reorganization could create better efficiencies for the portfolio management team, which should benefit Bond and its shareholders, and perhaps result in lower fees for all Bond share classes.

At a Board meeting held on February 24, 2009, the Board of Trustees of the Trust, on behalf of Core Bond, considered and unanimously approved the Reorganization. They determined that the Reorganization was in the best interests of Core Bond and its shareholders, and that the interests of the existing shareholders of Core Bond would not be diluted as a result of the transactions contemplated by the Reorganization.

Before approving the Plan, the Board of Trustees evaluated extensive information provided by the management of the Funds and reviewed various factors about the Funds and the Reorganization. The Board of Trustees noted that Bond has a substantially similar investment objective to that of Core Bond and its performance for the one-, five- and ten-year periods ended December 31, 2008 exceeded that of Core Bond. In addition, currently total fund operating expenses are the same for both Funds.

The Board of Trustees considered the relative asset size of each Fund, including the benefits of creating an entity with a higher combined level of assets.

In addition, the Trustees considered, among other things:

•	the terms and conditions of the Reorganization;

•	the fact that the Reorganization would not result in the dilution of shareholders’ interests;

•	the fact that total expenses of Bond would be less than those of Core Bond on a pro forma basis;

•	the fact that Core Bond and Bond have substantially similar investment objectives and similar principal investment strategies;

•	the fact that Core Bond will bear the expenses incurred by the Funds in connection with the Reorganization;

•	the benefits to shareholders, including operating efficiencies, which may be achieved from combining the Funds;

•	the fact that Bond would assume all of the liabilities of Core Bond;

•	the fact that the Reorganization is expected to be a tax-free transaction for federal income tax purposes; and

•	alternatives available to shareholders of Core Bond, including the ability to redeem their shares.

During their consideration of the Reorganization, the Board of Trustees of the Trust met with counsel for the Disinterested Trustees regarding the legal issues involved.

After consideration of the factors noted above, together with other factors and information considered to be relevant, and recognizing that there can be no assurance that any operating efficiencies or other benefits would in fact be realized, the Board of Trustees of the Trust concluded that the proposed Reorganization would be in the best interests of Core Bond and its shareholders. Consequently, they unanimously approved the Plan.

The Board of Trustees of the Trust has also unanimously approved the Plan on behalf of Bond.

Agreement and Plan of Reorganization

The following summary is qualified in its entirety by reference to the Plan (the form of which is attached as Exhibit A to this Prospectus/Information Statement).

The Plan provides that all of the assets of Core Bond will be acquired by Bond in exchange for Class A, Class B and Class C shares of Bond and the assumption by Bond of all of the liabilities of Core Bond on or about May 29, 2009, or such other date as may be agreed upon by the parties (the “Closing Date”). Prior to the Closing Date, Core Bond will endeavor to discharge or accrue for all of its known liabilities and obligations. Core Bond will prepare an unaudited statement of its assets and liabilities as of the Closing Date.

At or prior to the Closing Date, Core Bond will declare a dividend or dividends and distribution or distributions which, together with all previous dividends and distributions, shall have the effect of distributing to the Fund’s shareholders all of the Fund’s investment company taxable income for the taxable period ending on the Closing Date (computed without regard to any deduction for dividends paid), all of the Fund’s net tax-exempt income and all of its net capital gains realized in all taxable periods ending on the Closing Date (after reductions for any capital loss carryforward).

The number of full and fractional shares of each class of Bond to be received by the shareholders of Core Bond will be determined by multiplying the respective outstanding class of shares of Core Bond by a factor which shall be computed by dividing the net asset value per share of the respective class of shares of Core Bond by the net asset value per share of the respective class of shares of Bond. These computations will take place as of immediately after the close of business on the New York Stock Exchange and after the declaration of any dividends on the Closing Date (the “Valuation Date”). The net asset value per share of each class will be determined by dividing assets, less liabilities, in each case attributable to the respective class, by the total number of outstanding shares.

VP Distributors, Inc. (“VP Distributors”), the administrator for both Funds, will compute the value of each Fund’s respective portfolio of securities. The method of valuation employed will be consistent with the procedures set forth in the Prospectus and Statement of Additional Information of the Funds, Rule 22c-1 under the 1940 Act, and with the interpretations of that Rule by the SEC’s Division of Investment Management.

Immediately after the transfer of its assets to Bond, Core Bond will liquidate and distribute pro rata to its shareholders as of the close of business on the Closing Date the full and fractional shares of Bond received by Core Bond. The liquidation and distribution will be accomplished by the establishment of accounts in the names of Core Bond’s shareholders on Bond’s share records of its transfer agent. Each account will represent the respective pro rata number of full and fractional shares of Bond due to Core Bond’s shareholders. All issued and outstanding shares of Core Bond will be canceled. The shares of Bond to be issued will have no preemptive or conversion rights and no share certificates will be issued. After these distributions and the winding up of its affairs, Core Bond will be terminated.

The consummation of the Reorganization is subject to the conditions set forth in the Plan, including accuracy of various representations and warranties and receipt of opinions of counsel. The Plan may be terminated (a) by the mutual agreement of the Funds; (b) by either Fund if the Reorganization has not occurred on or before September 30, 2009 or (c) at or prior to the Closing Date by either party (1) because of a breach by the other party of any representation, warranty, or agreement contained in the Plan to be performed at or prior to the Closing Date if not cured within 30 days, or (2) because a condition to the obligation of the terminating party has not been met and it reasonably appears that it cannot be met.

If the Reorganization is not consummated, VIA will pay the expenses incurred by the Funds in connection with the Reorganization. In such event, no portion of the expenses will be borne directly or indirectly by Core Bond, Bond or their shareholders.

If the Reorganization is not consummated, the Board of Trustees of the Trust will consider other possible courses of action which may be in the best interests of Core Bond’s shareholders.

Federal Income Tax Consequences

The Reorganization is intended to qualify for federal income tax purposes as a tax-free reorganization under section 368 of the Code. As a condition to the closing of the Reorganization, Core Bond and Bond will receive an opinion from the law firm of McDermott Will & Emery LLP to the effect that, based upon certain facts, assumptions, and representations, the Reorganization contemplated by the Plan will, for federal income tax purposes, qualify as a tax-free reorganization described in section 368(a) of the Code, and that Core Bond and Bond each will be a “party to a reorganization,” within the meaning of section 368(b) of the Code.

As a result:

1.	No gain or loss will be recognized by Bond upon the receipt of the assets of Core Bond solely in exchange for the shares of Bond and the assumption by Bond of the liabilities of Core Bond;

2.	No gain or loss will be recognized by Core Bond on the transfer of its assets to Bond in exchange for Bond’s shares and the assumption by Bond of the liabilities of Core Bond or upon the distribution of Bond’s shares to Core Bond’s shareholders in exchange for their shares of Core Bond;

3.	No gain or loss will be recognized by Core Bond’s shareholders upon the exchange of their shares of Core Bond for shares of Bond in liquidation of Core Bond;

4.	The aggregate tax basis of the shares of Bond received by each shareholder of Core Bond pursuant to the Reorganization will be the same as the aggregate tax basis of the shares of Core Bond held by such shareholder immediately prior to the Reorganization, and the holding period of the shares of Bond received by each shareholder of Core Bond will include the period during which the shares of Core Bond exchanged therefor were held by such shareholder (provided that the shares of Core Bond are held as capital assets on the date of the Reorganization); and

5.	The tax basis of the assets of Core Bond acquired by Bond will be the same as the tax basis of such assets to Core Bond immediately prior to the Reorganization, and the holding period of such assets in the hands of Bond will include the period during which the assets were held by Core Bond.

Opinions of counsel are not binding upon the Internal Revenue Service or the courts. If the Reorganization is consummated but does not qualify as a tax-free reorganization under the Code, Core Bond would recognize gain or loss on the transfer of its assets to Bond and each shareholder of Core Bond would recognize a taxable gain or loss equal to the difference between its tax basis in its Core Bond shares and the fair market value of the shares of Bond it received.

Bond’s utilization after the Reorganization of any pre-Reorganization losses realized by Core Bond to offset income or gain realized by Bond could be subject to limitation. Shareholders of Core Bond should consult their tax advisers regarding the effect of the Reorganization in light of their individual circumstances.

Pro-forma Capitalization

The following table sets forth the capitalization of Core Bond and Bond as of September 30, 2008, and the capitalization of Bond on a pro forma basis as of that date, giving effect to the proposed acquisition of assets at net asset value. The pro forma data reflects an exchange ratio of approximately 0.794 Class A shares, 0.804 Class B shares and 0.806 Class C shares of Bond for each Class A, Class B and Class C share, respectively, of Core Bond.

Capitalization of Core Bond, Bond and

Bond (Pro Forma)*

(amounts reported in 000s)

	Core Bond	Bond	Adjustments	Bond Pro-forma (After Reorganization)
Net Assets
Class A	$55,275	$23,823	—	$79,098
Class B	$1,205	$4,075	—	$5,280
Class C	$1,383	$2,839	—	$4,222
Class I	$—	$141,830	—	$141,830

Total Net Assets	$57,863	$172,567	—	$230,430

Net Asset Value Per Share
Class A	$7.75	$9.75		$9.75
Class B	$7.69	$9.55		$9.55
Class C	$7.72	$9.58		$9.58
Class I	$—	$9.86		$9.86
Shares Outstanding
Class A	7,141	2,443	(1,472)	8,112
Class B	157	427	(31)	553
Class C	179	296	(35)	440
Class I	—	14,389	— ***	14,389

Total Shares Outstanding**	7,477	17,555	(1,538)	23,494

*	Table reflects $80,000 of estimated merger expenses, which will be paid by Core Bond.

**	Reflects change in shares outstanding due to reduction of Class A, Class B and Class C shares of Bond in exchange for Class A, Class B and Class C shares, respectively, of Core Bond based on the net asset value of Bond’s Class A, Class B and Class C shares, respectively, at September 30, 2008.

***	Class I information has no adjustment since it is not part of this Reorganization.

The table set forth above should not be relied upon to calculate the number of shares to be received in the Reorganization; the actual number of shares to be received will depend upon the net asset value and number of shares outstanding of each Fund at the time of the Reorganization.

Distribution of Shares

VP Distributors, an affiliate of Virtus Investment Partners and the sole stockholder of the Adviser, serves as the national distributor of the Funds’ shares. VP Distributors distributes the Funds’ shares either directly or through securities dealers or agents or bank-affiliated securities brokers. Each class of shares of the Funds has a separate distribution arrangement and bears its own distribution expenses, if any.

In the proposed Reorganization, shareholders of Core Bond owning Class A, Class B or Class C shares will receive Class A, Class B or Class C shares, respectively, of Bond. Class A shares may pay a sales charge at the time of purchase of up to 4.75% of the offering price. Class A shares on which a finder’s fee has been paid may incur a 1% deferred sales charge if the shares are redeemed within one year of purchase. The one-year period begins on the last day of the month preceding the month in which the purchase was made. If you acquire Class A shares of Bond as a result of the Reorganization, you will continue to be subject to a deferred sales charge upon subsequent redemptions to the same extent as if you had continued to hold your shares of Core Bond. Class A shares are also subject to distribution-related fees. A Rule 12b-1 plan has been adopted for the Class A shares of the Funds under which the applicable Fund may pay a service fee at an annual rate which may not exceed 0.25% of average daily net assets attributable to the Class.

Class B shares are sold with a contingent deferred sales charge (“CDSC”) which ranges from 5.00% to 2.00% if shares are redeemed within 5 years of their purchase. For purposes of calculating the CDSC that you may pay when you dispose of any Class B shares acquired as a result of the Reorganization, the length of time you hold shares in Bond will be added to the length of time you held shares in Core Bond. If you acquire Class B shares as a result of the Reorganization, you will continue to be subject to a CDSC upon subsequent redemption to the same extent as if you had continued to hold your shares of Core Bond. Class B shares are also subject to an ongoing distribution and/or services fee at an aggregate annual rate of up to 1.00% of the Fund’s aggregate average daily net assets attributable to the Class B shares. Class B shares automatically convert to Class A shares after eight years. For purposes of determining when Class B shares issued in the Reorganization to shareholders of Core Bond will convert to Class A shares, such shares will be deemed to have been purchased as of the date the Class B shares of Core Bond were originally purchased.

Class C shares are sold without a front-end sales charge and are subject to a 1.00% contingent deferred sale charge (“CDSC”) if such shares are redeemed within one year of purchase. For purposes of calculating the CDSC that you may pay when you dispose of any Class C shares acquired as a result of the Reorganization, the length of time you hold shares in Bond will be added to the length of time you held shares in Core Bond. If you acquire Class C shares as a result of the Reorganization, you will continue to be subject to a CDSC upon subsequent redemption to the same extent as if you had continued to hold your shares of Core Bond. Class C shares are also subject to distribution-related fees. A Rule 12b-1 plan has been adopted for the Class C shares of the Funds under which the applicable Fund may pay for distribution-related expenses at an annual rate which may not exceed 1.00% of average daily net assets attributable to the Class. Class C shares issued to shareholders of Core Bond in connection with the Reorganization will continue to be subject to the CDSC schedule in place at the time of their original purchase.

In connection with the Reorganization, no sales charges are imposed. More detailed descriptions of the Class A, Class B and Class C shares and the distribution arrangements applicable to these classes of shares are contained in the Prospectus and Statement of Additional Information relating to Bond.

Purchase and Redemption Procedures

Information concerning applicable sales charges and distribution-related fees is provided above. Investments in the Funds are not insured. For information about minimum purchase requirements, see “Your Account” and “How to Buy Shares” in the Funds’ Prospectus. Each Fund, subject to certain restrictions, provides for telephone or mail redemption of shares at net asset value, less any CDSC, as next determined after receipt of a redemption order on each day the New York Stock Exchange is open for trading. Each Fund reserves the right to redeem in kind, under certain circumstances, by paying you the proceeds of a redemption in securities rather than in cash. Additional information concerning purchases and redemptions of shares, including how each Fund’s net asset value is determined, is contained in the Funds’ Prospectus. Each Fund may involuntarily redeem shareholders’ accounts that have a balance below $200, subject to sixty-days written notice. All investments are invested in full and fractional shares. The Funds reserve the right to reject any purchase order.

Exchange Privileges

Core Bond and Bond currently offer shareholders identical exchange privileges. Shareholders of each Fund may exchange their shares for shares of a corresponding class of shares of other affiliated Virtus Mutual Funds. Class C shares of the Funds are also exchangeable for Class T shares of those Virtus Mutual Funds offering them.

On exchanges with corresponding classes of shares that carry a contingent deferred sales charge, the contingent deferred sales charge schedule of the original shares purchased continues to apply. Additional information concerning the Funds’ exchange privileges is contained in the Funds’ Prospectus.

Dividend Policy

The Funds declare and distribute net investment income monthly. Both Funds distribute net realized capital gains, if any, at least annually.

All dividends and distributions of the Funds are paid in additional shares of the respective Fund unless a shareholder has elected to receive distributions in cash. See the Funds’ Prospectus for further information concerning dividends and distributions.

Each Fund has qualified, and Bond intends to continue to qualify, to be treated as a regulated investment company under the Code. To remain qualified as a regulated investment company, a Fund must distribute 90% of its taxable and tax-exempt income and diversify its holdings as required by the 1940 Act and the Code. While so qualified, so long as each Fund distributes all of its net investment company taxable and tax-exempt income and any net realized gains to its shareholders, it is expected that a Fund will not be required to pay any federal income taxes on the amounts distributed to its shareholders.

COMPARATIVE INFORMATION ON SHAREHOLDERS’ RIGHTS

Form of Organization

Both Funds are diversified series of the Trust, an open-end management investment company registered with the SEC under the 1940 Act and organized as a Delaware statutory trust. The Trust is governed by its Agreement and Declaration of Trust (“Declaration of Trust”) and By-Laws, as amended, a Board of Trustees, and applicable Delaware law. The Trust is organized as a “series company” as that term is used in Rule 18f-2 under the 1940 Act. The series of the Trust currently consist of Core Bond, Bond and 17 other mutual funds.

Capitalization

The beneficial interests in the Trust are represented by an unlimited number of transferable shares of beneficial interest, no par value (except for Bond, which has $1.00 par value), of one or more series. The Declaration of Trust of the Trust permits the Trustees to allocate shares into one or more series, and classes thereof, with rights determined by the Trustees, all without shareholder approval. Fractional shares may be issued by each Fund.

Shares of the classes of each Fund represent an equal pro rata interest in the Fund and generally have identical voting, dividend, liquidation and other rights, other than the payment of distribution fees. Shareholders of each Fund are entitled to receive dividends and other amounts as determined by the Trustees, as applicable. Shareholders of each Fund vote separately, by Fund, as to matters, such as changes in fundamental investment restrictions, that affect only their particular Fund. Shareholders of each Fund vote by class as to matters, such as approval of or amendments to Rule 12b-1 distribution plans, that affect only their particular class.

Shareholder Liability

Under Delaware law, shareholders of a Delaware statutory trust are entitled to the same limitation of personal liability extended to stockholders of Delaware corporations. To the extent that the Trust or a shareholder of the Trust is subject to the jurisdiction of courts in other states, it is possible that a court may not apply Delaware law and may thereby subject shareholders of the Trust to liability. To guard against this risk, the Trust’s Declaration of Trust (a) provides that any written obligation of the Trust may contain a statement that such obligation may only be enforced against the assets of the Trust or the particular series in question and the obligation is not binding upon the shareholders of the Trust; however, the omission of such a disclaimer will not operate to create personal liability for any shareholder; and (b) provides for indemnification out of trust property of any shareholder held personally liable for the obligations of the Trust. Accordingly, the risk of a shareholder of the Trust incurring financial loss beyond that shareholder’s investment because of shareholder liability is limited to circumstances in which: (1) the court refuses to apply Delaware law; (2) no contractual limitation of liability was in effect; and (3) the Trust itself is unable to meet its obligations. In light of Delaware law, the nature of the Trust’s business, and the nature of its assets, the risk of personal liability to a shareholder of the Trust is remote.

Shareholder Meetings and Voting Rights

The Trust, on behalf of either Fund, is not required to hold annual meetings of shareholders. However, a meeting of shareholders for the purpose of voting upon the question of removal of a Trustee must be called when requested in writing by the holders of at least 10% of the outstanding shares of the Trust. In addition, the Trust is required to call a meeting of shareholders for the purpose of electing Trustees if, at any time, less than a majority of the Trustees then holding office were elected by shareholders. Currently, the Trust does not intend to hold regular shareholder meetings. Cumulative voting is not permitted in the election of Trustees of the Trust.

Except when a larger quorum is required by applicable law or the applicable governing documents, 33 1/3% of the shares entitled to vote constitutes a quorum for consideration of a matter at a shareholders’ meeting. When a quorum is present at a meeting, a majority (greater than 50%) of the shares voted is sufficient to act on a matter and a plurality of the shares voted is required to elect a Trustee (unless otherwise specifically required by the applicable governing documents or other law, including the 1940 Act). A Trustee of the Trust may be removed at a meeting of shareholders by a vote of two-thirds of the outstanding shares of the Trust, or with or without cause by the vote of two-thirds of the number of Trustees prior to removal.

Under the Declaration of Trust, each shareholder is entitled to one vote for each dollar of net asset value of each share owned by such shareholder and each fractional dollar amount is entitled to a proportionate fractional vote.

The Trust’s Declaration of Trust, provides that unless otherwise required by applicable law (including the 1940 Act), the Board of Trustees may, without obtaining a shareholder vote: (1) reorganize the Trust as a corporation or other entity, (2) merge the Trust into another entity, or merge, consolidate or transfer the assets and liabilities of a Fund or class of shares to another entity, and (3) combine the assets and liabilities held with respect to two or more series or classes into assets and liabilities held with respect to a single series or class. Under certain circumstances, the Trustees of the Trust may also terminate the Trust, a Fund, or a class of shares upon written notice to the shareholders.

Liquidation

In the event of the liquidation of the Trust, either Fund, or a class of shares, the shareholders are entitled to receive, when and as declared by the Trustees, the excess of the assets belonging to the Trust, the Fund or attributable to the class over the liabilities belonging to the Trust, the Fund or attributable to the class. The assets so distributable to shareholders of the Fund will be distributed among the shareholders in proportion to the dollar value of shares of a class of the Fund held by them on the date of distribution.

Liability and Indemnification of Trustees

Under the Trust’s Declaration of Trust, a Trustee is generally personally liable only for willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of the office of Trustee. As provided in the Declaration of Trust and By-Laws of the Trust, each Trustee of the Trust is entitled to be indemnified against all liabilities and all expenses reasonably incurred or paid by him or her in connection with any proceeding in which he or she becomes involved as a party or otherwise by virtue of his or her office of Trustee, unless the Trustee (1) shall have been adjudicated by the court or other body before which the proceeding was brought to be liable to the Trust or its shareholders by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his or her office of Trustee (collectively, “disabling conduct”) or (2) with respect to any proceeding disposed of without an adjudication by the court or other body before which the proceeding was brought that such Trustee was liable to the Trust or its shareholders by reason of disabling conduct, unless there has been a determination that the Trustee did not engage in disabling conduct. This determination may be made by (a) the court or other body before which the proceeding was brought, (b) a vote of a majority of those Trustees who are neither “interested persons” within the meaning of the 1940 Act nor parties to the proceeding or (c) an independent legal counsel in a written opinion. The Trust may also advance money in connection with the preparation and presentation of a defense to any proceeding provided that the Trustee undertakes to repay the Trust if his or her conduct is later determined to preclude indemnification and certain other conditions are met.

The foregoing is only a summary of certain characteristics of the operations of the Declaration of Trust and By-Laws of the Trust and Delaware law and is not a complete description of those documents or law. Shareholders should refer to the provisions of such Declaration of Trust, By-Laws and Delaware law directly for more complete information.

Shareholder Information

As of [            ], 2009, the total number of shares of Core Bond outstanding was as follows:

Number of Shares
Class A
Class B
Class C
Total

As of [            ], the officers and Trustees of the Trust, as a group, owned beneficially or of record less than 1% of the outstanding shares of Core Bond.

As of [            ], the officers and Trustees of the Trust, as a group, owned beneficially or of record less than 1% of the outstanding shares of Bond.

Control Persons and Principal Holders of Securities

The beneficial owners or record owners of more than 5% of the shares of Core Bond and Bond as of [            ], were as follows:

Bond

Name and Address	Class	No. of Shares	% of Shares of Portfolio Before Reorganization	% of Shares of Portfolio After Reorganization

Core Bond

Name and Address	Class	No. of Shares	% of Shares of Portfolio Before Reorganization	% of Shares of Portfolio After Reorganization

FINANCIAL STATEMENTS AND EXPERTS

The Annual Report of the Trust relating to both Funds, for the fiscal year ended as of September 30, 2008, including the financial statements and financial highlights for the periods indicated therein, has been incorporated by reference herein and in the Registration Statement in reliance upon the report of PricewaterhouseCoopers LLP, independent registered public accounting firm, incorporated by reference herein, and upon the authority of said firm as experts in accounting and auditing.

LEGAL MATTERS

Certain legal matters concerning the issuance of shares of Bond will be passed upon by Kevin J. Carr, Esq., Vice President, Chief Legal Officer, Counsel and Secretary of the Trust.

ADDITIONAL INFORMATION

The Trust is subject to the informational requirements of the Securities Exchange Act of 1934 and the 1940 Act, and in accordance therewith files reports and other information including proxy material and charter documents with the SEC. These items can be inspected and copied at the Public Reference Facilities maintained by the SEC at 100 F Street, N.E., Washington, D.C. 20549, and at the SEC’s Chicago Regional Office located at 175 W. Jackson Boulevard, Suite 900, Chicago, Illinois 60604 and the SEC’s New York Regional office located at 3 World Financial Center, Suite 400, New York, New York 10281. Copies of such materials can also be obtained at prescribed rates from the Public Reference Branch, Office of Consumer Affairs and Information Services, Securities and Exchange Commission, 100 F Street, N.E., Washington, D.C. 20549.

May 23, 2009

Exhibit A

AGREEMENT AND PLAN OF REORGANIZATION

THIS AGREEMENT AND PLAN OF REORGANIZATION (the “Agreement”) is made as of this 25th day of February, 2009, by and between Virtus Opportunities Trust, a Delaware statutory trust (the “Trust”), with its principal place of business at 101 Munson Street, Greenfield, Massachusetts 01301, on behalf of the Virtus Bond Fund (the “Acquiring Fund”), a separate series of the Trust, and Virtus Core Bond Fund (the “Acquired Fund”), a separate series of the Trust.

This Agreement is intended to be and is adopted as a plan of reorganization and liquidation within the meaning of Section 368(a)(1) of the United States Internal Revenue Code of 1986, as amended (the “Code”). The reorganization (the “Reorganization”) will consist of the transfer of all of the assets of the Acquired Fund to the Acquiring Fund in exchange solely for voting shares of beneficial interest of the Acquiring Fund (the “Acquiring Fund Shares”), the assumption by the Acquiring Fund of all liabilities of the Acquired Fund, and the distribution of the Acquiring Fund Shares to the shareholders of the Acquired Fund in complete liquidation of the Acquired Fund as provided herein, all upon the terms and conditions hereinafter set forth in this Agreement.

The Acquired Fund and the Acquiring Fund are separate series of the Trust, which is an open-end, registered investment company of the management type. The Acquired Fund owns securities that generally are assets of the character in which the Acquiring Fund is permitted to invest.

The Board of Trustees of the Trust, including a majority of the Trustees who are not “interested persons” of the Trust, as defined in the Investment Company Act of 1940, as amended (the “1940 Act”), has determined, with respect to the Acquiring Fund, that the exchange of all of the assets of the Acquired Fund for Acquiring Fund Shares and the assumption of all liabilities of the Acquired Fund by the Acquiring Fund is in the best interests of the Acquiring Fund and its shareholders, and that the interests of the existing shareholders of the Acquiring Fund would not be diluted as a result of this transaction.

The Board of Trustees of the Trust, including a majority of the Trustees who are not “interested persons” of the Trust, as defined in the 1940 Act, has also determined, with respect to the Acquired Fund, that the exchange of all of the assets of the Acquired Fund for Acquiring Fund Shares and the assumption of all liabilities of the Acquired Fund by the Acquiring Fund is in the best interests of the Acquired Fund and its shareholders and that the interests of the existing shareholders of the Acquired Fund would not be diluted as a result of this transaction.

NOW, THEREFORE, in consideration of the premises and of the covenants and agreements hereinafter set forth, the parties hereto covenant and agree as follows:

1.	TRANSACTION

1.1 Subject to the terms and conditions set forth herein and on the basis of the representations and warranties contained herein, the Acquired Fund agrees to transfer all of the Acquired Fund’s assets, as set forth in paragraph 1.2, to the Acquiring Fund, and the Acquiring Fund agrees in exchange therefor: (i) to deliver to the Acquired Fund the number of full and fractional Acquiring Fund Shares, determined by dividing the value of the Acquired Fund’s net assets, computed in the manner and as of the time and date set forth in paragraph 2.1, by the net asset value of one Acquiring Fund Share, computed in the manner and as of the time and date set forth in paragraph 2.2; and (ii) to assume all liabilities of the Acquired Fund, as set forth in paragraph 1.3. Such transactions shall take place at the closing provided for in paragraph 3.1 (the “Closing Date”).

1.2 The assets of the Acquired Fund to be acquired by the Acquiring Fund shall consist of all assets and property, including, without limitation, all cash, securities, commodities and futures interests and dividends or interests receivable, that are owned by the Acquired Fund, and any deferred or prepaid expenses shown as an asset on the books of the Acquired Fund, on the Closing Date (collectively, the “Assets”).

1.3 The Acquired Fund will endeavor to discharge or accrue for all of its known liabilities and obligations prior to the Closing Date. The Acquiring Fund shall also assume all of the liabilities of the Acquired Fund, whether accrued or contingent, known or unknown, existing at the Valuation Date, as defined in paragraph 2.1 (collectively, “Liabilities”). On or as soon as practicable prior to the Closing Date, the Acquired Fund will declare and pay to its shareholders of record one or more dividends and/or other distributions so that it will have distributed substantially all (and in no event less than 98%) of its investment company taxable income and realized net capital gain, if any, for the current taxable year through the Closing Date.

1.4 Immediately after the transfer of Assets provided for in paragraph 1.1, the Acquired Fund will distribute to the Acquired Fund’s shareholders of record, determined as of immediately after the close of business on the Closing Date (the “Acquired Fund Shareholders”), on a pro rata basis, the Acquiring Fund Shares received by the Acquired Fund pursuant to paragraph 1.1, and will completely liquidate. Such distribution and liquidation will be accomplished, with respect to the Acquired Fund’s shares, by the transfer of the Acquiring Fund Shares then credited to the account of the Acquired Fund on the books of the Acquiring Fund to open accounts on the share records of the Acquiring Fund in the names of the Acquired Fund Shareholders. The aggregate net asset value of Acquiring Fund Shares to be so credited to Acquired Fund Shareholders shall be equal to the aggregate net asset value of the Acquired Fund shares owned by such shareholders on the Closing Date. All issued and outstanding shares of the Acquired Fund will simultaneously be canceled on the books of the Acquired Fund.

1.5 Ownership of Acquiring Fund Shares will be shown on the books of the Acquiring Fund or its Transfer Agent, as defined in paragraph 3.3.

1.6 Any reporting responsibility of the Acquired Fund including, but not limited to, the responsibility for filing of regulatory reports, tax returns, or other documents with the U.S. Securities and Exchange Commission (the “Commission”), any state securities commission, and any federal, state or local tax authorities or any other relevant regulatory authority, is and shall remain the responsibility of the Acquired Fund.

2.	VALUATION

2.1 The value of the Assets shall be the value computed as of immediately after the close of business of the New York Stock Exchange and after the declaration of any dividends on the Closing Date (such time and date being hereinafter called the “Valuation Date”), using the valuation procedures established by the Trust’s Board of Trustees, which shall be described in the then-current prospectus and statement of additional information with respect to the Acquired Fund.

2.2 The net asset value of the Acquiring Fund Shares shall be the net asset value per share computed as of the Valuation Date, using the valuation procedures established by the Trust’s Board of Trustees which shall be described in the Acquiring Fund’s then-current prospectus and statement of additional information.

2.3 The number of Acquiring Fund Shares to be issued (including fractional shares, if any) in exchange for the Acquired Fund’s Assets shall be determined by dividing the value of the net assets with respect to the shares of the Acquired Fund determined using the same valuation procedures referred to in paragraph 2.1, by the net asset value of an Acquiring Fund Share, determined in accordance with paragraph 2.2.

2.4 VP Distributors, Inc. (“VP Distributors”) shall make all computations of value, in its capacity as administrator for the Trust.

3.	CLOSING AND CLOSING DATE

3.1 The Closing Date shall be May 29, 2009, or such other date as the parties may agree. All acts taking place at the closing of the transaction (the “Closing”) shall be deemed to take place simultaneously as of immediately after the close of business on the Closing Date unless otherwise agreed to by the parties. The close of business on the Closing Date shall be as of 4:00 p.m., Eastern Time. The Closing shall be held at the offices of Virtus Investment Partners, Inc., 100 Pearl Street, Hartford, CT 06103 or at such other time and/or place as the parties may agree.

3.2 The Trust shall direct State Street Bank and Trust Company, as custodian for the Acquired Fund (the “Custodian”), to deliver, on the next business day after the Closing, a certificate of an authorized officer stating that the Assets shall have been delivered in proper form to the Acquiring Fund on the next business day following the Closing Date. The Acquired Fund shall have delivered to the Acquiring Fund a certificate executed in the Acquired Fund’s name by its Treasurer or Assistant Treasurer, in a form reasonably satisfactory to the Acquiring Fund, and dated as of the Closing Date, to the effect that all necessary taxes in connection with the delivery of the Assets, including all applicable federal and state stock transfer stamps, if any, have been paid or provision for payment has been made. The Acquired Fund’s portfolio securities represented by a certificate or other written instrument shall be presented by the Acquired Fund’s Custodian to the custodian for the Acquiring Fund for examination no later than on the next business day following the Closing Date, and shall be transferred and delivered by the Acquired Fund on the next business day following the Closing Date for the account of the Acquiring Fund duly endorsed in proper form for transfer in such condition as to constitute good delivery thereof. The Custodian shall deliver as of the Closing Date by book entry, in accordance with the customary practices of such depositories and the Custodian, the Acquired Fund’s portfolio securities and instruments deposited with a “securities depository”, as defined in Rule 17f-4 under the 1940 Act. The cash to be transferred by the Acquired Fund shall be delivered by wire transfer of federal funds on the Closing Date.

3.3 The Trust shall direct VP Distributors (the “Transfer Agent”), on behalf of the Acquired Fund, to deliver on the next business day following the Closing, a certificate of an authorized officer stating that its records contain the names and addresses of the Acquired Fund Shareholders, and the number and percentage ownership of outstanding shares owned by each such shareholder immediately prior to the Closing. The Acquiring Fund shall issue and deliver a confirmation evidencing the Acquiring Fund Shares to be credited on the Closing Date to the Secretary of the Acquired Fund, or provide evidence satisfactory to the Acquired Fund that such Acquiring Fund Shares have been credited to the Acquired Fund’s account on the books of the Acquiring Fund. At the Closing each party shall deliver to the other such bills of sale, checks, assignments, share certificates, if any, receipts or other documents as such other party or its counsel may reasonably request.

3.4 In the event that on the Valuation Date (a) the New York Stock Exchange or another primary trading market for portfolio securities of the Acquired Fund shall be closed to trading or trading thereupon shall be restricted, or (b) trading or the reporting of trading on such Exchange or elsewhere shall be disrupted so that accurate appraisal of the value of the net assets of the Acquired Fund is impracticable, the Closing Date shall be postponed until the first Friday after the day when trading shall have been fully resumed and reporting shall have been restored.

4.	REPRESENTATIONS AND WARRANTIES

4.1 The Trust, on behalf of the Acquired Fund, represents and warrants as follows:

(a) The Acquired Fund is duly organized as a series of the Trust, which is a business trust duly organized, validly existing and in good standing under the laws of the State of Delaware with power under the Trust’s Declaration of Trust to own all of its assets and to carry on its business as it is now being conducted;

(b) The Trust is a registered investment company classified as a management company of the open-end type, and its registration with the Commission as an investment company under the 1940 Act, and the registration of shares of the Acquired Fund under the Securities Act of 1933, as amended (“1933 Act”), is in full force and effect;

(c) No consent, approval, authorization, or order of any court or governmental authority is required for the consummation by the Acquired Fund of the transactions contemplated herein, except such as have been obtained under the 1933 Act, the Securities Exchange Act of 1934, as amended (the “1934 Act”) and the 1940 Act and such as may be required by state securities laws;

(d) The current prospectus and statement of additional information of the Acquired Fund and each prospectus and statement of additional information of the Acquired Fund used at all times previous to the date of this Agreement conforms or conformed at the time of its use in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations of the Commission thereunder, and does not or did not at the time of its use include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not materially misleading;

(e) On the Closing Date, the Trust, on behalf of the Acquired Fund, will have good and marketable title to the Assets and full right, power, and authority to sell, assign, transfer and deliver such Assets hereunder free of any liens or other encumbrances, and upon delivery and payment for such Assets, the Trust, on behalf of the Acquiring Fund, will acquire good and marketable title thereto, subject to no restrictions on the full transfer thereof, including such restrictions as might arise under the 1933 Act, other than as disclosed to the Acquiring Fund;

(f) The Acquired Fund is not engaged currently, and the execution, delivery and performance of this Agreement will not result, in (i) a material violation of the Trust’s Declaration of Trust or of any agreement, indenture, instrument, contract, lease or other undertaking to which the Trust, on behalf of the Acquired Fund, is a party or by which it is bound, or (ii) the acceleration of any obligation, or the imposition of any penalty, under any agreement, indenture, instrument, contract, lease, judgment or decree to which the Trust, on behalf of the Acquired Fund, is a party or by which it is bound;

(g) All material contracts or other commitments of the Acquired Fund (other than this Agreement and certain investment contracts, including options, futures and forward contracts) will terminate without liability to the Acquired Fund on or prior to the Closing Date;

(h) Except as otherwise disclosed in writing to and accepted by the Trust, on behalf of the Acquiring Fund, no litigation or administrative proceeding or investigation of or before any court or governmental body is presently pending or, to its knowledge, threatened against the Trust, on behalf of the Acquired Fund, or any of its properties or assets that, if adversely determined, would materially and adversely affect its financial condition or the conduct of its business. The Trust, on behalf of the Acquired Fund, knows of no facts which might form the basis for the institution of such proceedings and is not a party to or subject to the provisions of any order, decree or judgment of any court or governmental body which materially and adversely affects its business or its ability to consummate the transactions herein contemplated;

(i) The audited Statement of Assets and Liabilities, Statements of Operations and Changes in Net Assets, and Schedule of Investments of the Acquired Fund at September 30, 2008 are in accordance with generally accepted accounting principles (“GAAP”) consistently applied, and such statements (copies of which have been furnished to the Acquiring Fund) present fairly, in all material respects, the financial condition of the Acquired Fund as of such date in accordance with GAAP, and there are no known contingent liabilities of the Acquired Fund required to be reflected on a balance sheet (including the notes thereto) in accordance with GAAP as of such date not disclosed therein;

(j) Since September 30, 2008, there has not been any material adverse change in the Acquired Fund’s financial condition, assets, liabilities or business, other than changes occurring in the ordinary course of business, or any incurrence by the Acquired Fund of indebtedness maturing more than one year from the date such indebtedness was incurred, except as otherwise disclosed to and accepted by the Acquiring Fund. For the purposes of this subparagraph (j), a decline in net asset value per share of the Acquired Fund due to declines in market values of securities in the Acquired Fund’s portfolio, the discharge of Acquired Fund liabilities, or the redemption of Acquired Fund shares by shareholders of the Acquired Fund shall not constitute a material adverse change;

(k) On the Closing Date, all Federal and other tax returns, dividend reporting forms, and other tax-related reports of the Acquired Fund required by law to have been filed by such date (including any extensions) shall have been filed and are or will be correct in all material respects, and all Federal and other taxes shown as due or required to be shown as due on said returns and reports shall have been paid or provision shall have been made for the payment thereof, and to the best of the Acquired Fund’s knowledge, no such return is currently under audit and no assessment has been asserted with respect to such returns;

(l) For each taxable year of its operation (including the taxable year ending on the Closing Date), the Acquired Fund has met (or will meet) the requirements of Subchapter M of the Code for qualification as a regulated investment company, has been (or will be) eligible to and has computed (or will compute) its federal income tax under Section 852 of the Code, and will have distributed all of its investment company taxable income and net capital gain (as defined in the Code) that has accrued through the Closing Date, and before the Closing Date will have declared dividends sufficient to distribute all of its investment company taxable income and net capital gain for the period ending on the Closing Date;

(m) All issued and outstanding shares of the Acquired Fund are, and on the Closing Date will be, duly and validly issued and outstanding, fully paid and non-assessable and have been offered and sold in every state and the District of Columbia in compliance in all material respects with applicable registration requirements of the 1933 Act and state securities laws. All of the issued and outstanding shares of the Acquired Fund will, at the time of Closing, be held by the persons and in the amounts set forth in the records of the Transfer Agent, on behalf of the Acquired Fund, as provided in paragraph 3.3. The Acquired Fund does not have outstanding any options, warrants or other rights to subscribe for or purchase any of the shares of the Acquired Fund, nor is there outstanding any security convertible into any of the Acquired Fund shares;

(n) The execution, delivery and performance of this Agreement will have been duly authorized prior to the Closing Date by all necessary action, if any, on the part of the Board of Trustees of the Trust, on behalf of the Acquired Fund, and this Agreement will constitute a valid and binding obligation of the Acquired Fund, enforceable in accordance with its terms, subject, as to enforcement, to bankruptcy, insolvency, reorganization, moratorium and other laws relating to or affecting creditors’ rights and to general equity principles; and

(o) The information to be furnished by the Acquired Fund for use in registration statements and other documents filed or to be filed with any federal, state or local regulatory authority (including the Financial Industry Regulatory Authority), which may be necessary in connection with the transactions contemplated hereby, shall be accurate and complete in all material respects and shall comply in all material respects with Federal securities and other laws and regulations thereunder applicable thereto.

4.2 The Trust, on behalf of the Acquiring Fund, represents and warrants as follows:

(a) The Acquiring Fund is duly organized as a series of the Trust, which is a statutory trust duly organized, validly existing and in good standing under the laws of the State of Delaware with power under the Trust’s Agreement and Declaration of Trust (the “Trust Instrument”) to own all of its assets and to carry on its business as it is now being conducted;

(b) The Trust is a registered investment company classified as a management company of the open-end type, and its registration with the Commission as an investment company under the 1940 Act and the registration of shares of the Acquiring Fund under the 1933 Act, is in full force and effect;

(c) No consent, approval, authorization, or order of any court or governmental authority is required for the consummation by the Acquiring Fund of the transactions contemplated herein, except such as have been obtained under the 1933 Act, the 1934 Act and the 1940 Act and such as may be required by state securities laws;

(d) The current prospectus and statement of additional information of the Acquiring Fund and each prospectus and statement of additional information of the Acquiring Fund used at all times previous to the date of this Agreement conforms or conformed at the time of its use in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations of the Commission thereunder and does not or did not at the time of its use include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not materially misleading;

(e) The Acquiring Fund is not engaged currently, and the execution, delivery and performance of this Agreement will not result, in (i) a material violation of the Trust’s Trust Instrument or of any agreement, indenture, instrument, contract, lease or other undertaking to which the Trust, on behalf of the Acquiring Fund, is a party or by which it is bound, or (ii) the acceleration of any obligation, or the imposition of any penalty, under any agreement, indenture, instrument, contract, lease, judgment or decree to which the Trust, on behalf of the Acquiring Fund, is a party or by which it is bound;

(f) Except as otherwise disclosed in writing to and accepted by the Trust, on behalf of the Acquired Fund, no litigation or administrative proceeding or investigation of or before any court or governmental body is presently pending or, to its knowledge, threatened against the Trust, on behalf of the Acquiring Fund, or any of the Acquiring Fund’s properties or assets that, if adversely determined, would materially and adversely affect the Acquiring Fund’s financial condition or the conduct of the Acquiring Fund’s business. The Trust, on behalf of the Acquiring Fund, knows of no facts which might form the basis for the institution of such proceedings and is not a party to or subject to the provisions of any order, decree or judgment of any court or governmental body which materially and adversely affects the Acquiring Fund’s business or the Acquiring Fund’s ability to consummate the transactions herein contemplated;

(g) On the Closing Date, the Acquiring Fund will have good and marketable title to its assets;

(h) The audited financial statements of the Acquiring Fund at September 30, 2008 are in accordance with GAAP consistently applied, and such statements (copies of which have been furnished to the Acquired Fund) fairly reflect the financial condition of the Acquiring Fund as of such date, and there are no known contingent liabilities of the Acquiring Fund as of such date not disclosed therein;

(i) Since September 30, 2008, there has not been any material adverse change in the Acquiring Fund’s financial condition, assets, liabilities, or business other than changes occurring in the ordinary course of business, or any incurrence by the Acquiring Fund of indebtedness maturing more than one year from the date such indebtedness was incurred, except as otherwise disclosed to and accepted by the Acquired Fund. For the purposes of this subparagraph (i), a decline in the net asset value of the Acquiring Fund shall not constitute a material adverse change;

(j) On the Closing Date, all Federal and other tax returns, dividend reporting forms, and other tax-related reports of the Acquiring Fund required by law to have been filed by such date (including any extensions) shall have been filed and are or will be correct in all material respects, and all Federal and other taxes shown as due or required to be shown as due on said returns and reports shall have been paid or provision shall have been made for the payment thereof, and to the best of the Acquiring Fund’s knowledge no such return is currently under audit and no assessment has been asserted with respect to such returns;

(k) For each fiscal year of its operation, the Acquiring Fund has met the requirements of Subchapter M of the Code for qualification and treatment as a regulated investment company, has distributed in each such year all net investment company taxable income (computed without regard to any deduction for dividends paid) and net realized capital gains (after reduction for any capital loss carryforward) and has met the diversification requirements of the Code and the regulations thereunder;

(l) All issued and outstanding Acquiring Fund Shares are, and on the Closing Date will be, duly and validly issued and outstanding, fully paid and non-assessable (recognizing that, under Delaware law, it is theoretically possible that shareholders of the Acquiring Fund could, under certain circumstances, be held personally liable for obligations of the Acquiring Fund) and have been offered and sold in every state and the District of Columbia in compliance in all material respects with applicable registration requirements of the 1933 Act. The Acquiring Fund does not have outstanding any options, warrants or other rights to subscribe for or purchase any Acquiring Fund Shares, nor is there outstanding any security convertible into any Acquiring Fund Shares;

(m) The execution, delivery and performance of this Agreement will have been fully authorized prior to the Closing Date by all necessary action, if any, on the part of the Trustees of the Trust, on behalf of the Acquiring Fund, and this Agreement will constitute a valid and binding obligation of the Trust, on behalf of the Acquiring Fund, enforceable in accordance with its terms, subject, as to enforcement, to bankruptcy, insolvency, reorganization, moratorium and other laws relating to or affecting creditors’ rights and to general equity principles;

(n) Acquiring Fund Shares to be issued and delivered to the Acquired Fund, for the account of the Acquired Fund Shareholders, pursuant to the terms of this Agreement, will on the Closing Date have been duly authorized and, when so issued and delivered, will be duly and validly issued Acquiring Fund Shares, and will be fully paid and non-assessable (recognizing that, under Delaware law, it is theoretically possible that shareholders of the Acquiring Fund could, under certain circumstances, be held personally liable for obligations of the Acquiring Fund);

(o) The information to be furnished by the Trust for use in the registration statements, proxy materials and other documents that may be necessary in connection with the transactions contemplated hereby shall be accurate and complete in all material respects and shall comply in all material respects with Federal securities and other laws and regulations applicable thereto; and

(p) The Acquiring Fund agrees to use all reasonable efforts to obtain the approvals and authorizations required by the 1933 Act, the 1940 Act and such of the state blue sky or securities laws as may be necessary in order to continue its operations after the Closing Date.

5.	COVENANTS OF THE TRUST ON BEHALF OF THE ACQUIRED FUND

5.1 The Acquired Fund will operate its business in the ordinary course between the date hereof and the Closing Date except as contemplated by this Agreement.

5.2 If necessary, the Trust will call a meeting of the shareholders of the Acquired Fund to consider and act upon this Agreement and to take all other actions necessary to obtain approval of the transactions contemplated herein.

5.3 The Acquired Fund covenants that the Acquiring Fund Shares to be issued hereunder are not being acquired for the purpose of making any distribution thereof, other than in accordance with the terms of this Agreement.

5.4 The Acquired Fund shall assist the Acquiring Fund in obtaining such information as the Acquiring Fund reasonably requests concerning the holders of the Acquired Fund’s shares.

5.5 Subject to the provisions of this Agreement, the Acquired Fund will take, or cause to be taken, all action, and do or cause to be done, all things reasonably necessary, proper or advisable to consummate and make effective the transactions contemplated by this Agreement.

5.6 As soon as is reasonably practicable after the Closing, the Acquired Fund will make a liquidating distribution to its shareholders consisting of the Acquiring Fund Shares received at the Closing.

5.7 The Acquired Fund shall use its reasonable best efforts to fulfill or obtain the fulfillment of the conditions precedent to effect the transactions contemplated by this Agreement as promptly as practicable.

5.8 The Trust, on behalf of the Acquired Fund, covenants that it will, from time to time, as and when reasonably requested by the Trust, on behalf of the Acquiring Fund, execute and deliver or cause to be executed and delivered all such assignments and other instruments, and will take or cause to be taken such further action as the Trust, on behalf of the Acquiring Fund, may reasonably deem necessary or desirable in order to vest in and confirm (a) the Trust’s, on behalf of the Acquired Fund’s, title to and possession of the Acquiring Fund Shares to be delivered hereunder, and (b) the Trust’s, on behalf of the Acquiring Fund’s, title to and possession of all the assets, and to carry out the intent and purpose of this Agreement.

6.	COVENANTS OF THE TRUST ON BEHALF OF THE ACQUIRING FUND

6.1 The Acquiring Fund will operate its business in the ordinary course between the date hereof and the Closing Date except as contemplated by this Agreement.

6.2 Subject to the provisions of this Agreement, the Acquiring Fund will take, or cause to be taken, all action, and do or cause to be done, all things reasonably necessary, proper or advisable to consummate and make effective the transactions contemplated by this Agreement.

6.3 The Acquiring Fund shall use its reasonable best efforts to fulfill or obtain the fulfillment of the conditions precedent to effect the transactions contemplated by this Agreement as promptly as practicable.

6.4 The registration statement on Form N-14 (the “Registration Statement”) which the Acquiring Fund shall have prepared and filed for the registration under the 1933 Act of the Acquiring Fund Shares to be distributed to the Acquired Fund Shareholders pursuant hereto, shall have become effective under the 1933 Act and no stop orders suspending the effectiveness thereof shall have been issued and, to the knowledge of the parties thereto, no investigation or proceeding for that purpose shall have been instituted or be pending, threatened or contemplated under the 1933 Act.

6.5 The Acquiring Fund will use all reasonable efforts to obtain the approvals and authorizations required by the 1933 Act, the 1940 Act and such of the state blue sky or securities laws as may be necessary in order to continue its operations after the Closing Date.

7.	CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRED FUND

The obligations of the Trust, on behalf of the Acquired Fund, to consummate the transactions provided for herein shall be subject, at the Trust’s election, to the performance by the Trust, on behalf of the Acquiring Fund, of all the obligations to be performed by it hereunder on or before the Closing Date, and, in addition thereto, the following further conditions:

7.1 All representations and warranties of the Trust, on behalf of the Acquiring Fund, contained in this Agreement shall be true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated by this Agreement, as of the Closing Date, with the same force and effect as if made on and as of the Closing Date;

7.2 The Trust, on behalf of the Acquiring Fund, shall have performed all of the covenants and complied with all of the provisions required by this Agreement to be performed or complied with by the Trust, on behalf of the Acquiring Fund on or before the Closing Date; and

7.3 The Acquiring Fund shall have delivered to the Acquired Fund a certificate executed in the Acquiring Fund’s name by its President or Vice President, and its Treasurer or Assistant Treasurer, in a form reasonably satisfactory to the Acquired Fund, and dated as of the Closing Date, to the effect that the representations and warranties of the Acquiring Fund made in this Agreement are true and correct at and as of the Closing Date, except as they may be affected by the transactions contemplated by this Agreement and as to such other matters as the Acquired Fund shall reasonably request.

8.	CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRING FUND

The obligations of the Trust, on behalf of the Acquiring Fund, to consummate the transactions provided for herein shall be subject, at the Trust’s election, to the performance by the Trust, on behalf of the Acquired Fund, of all of the obligations to be performed by it hereunder on or before the Closing Date and, in addition thereto, the following further conditions:

8.1 All representations and warranties of the Trust, on behalf of the Acquired Fund, contained in this Agreement shall be true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated by this Agreement, as of the Closing Date, with the same force and effect as if made on and as of the Closing Date;

8.2 The Trust shall have delivered to the Acquiring Fund a statement of the Acquired Fund’s assets and liabilities, as of the Closing Date, certified by the Treasurer of the Trust;

8.3. The Trust, on behalf of the Acquired Fund, shall have performed all of the covenants and complied with all of the provisions required by this Agreement to be performed or complied with by the Trust, on behalf of the Acquired Fund, on or before the Closing Date;

8.4 The Acquired Fund shall have declared and paid a distribution or distributions prior to the Closing Date that, together with all previous distributions, shall have the effect of distributing to its shareholders (i) all of its investment company taxable income and all of its net realized capital gains, if any, for the period from the close of its last fiscal year to 4:00 p.m. Eastern time on the Closing Date; and (ii) any undistributed investment company taxable income and net realized capital gains from any period to the extent not otherwise already distributed; and

8.5 The Acquired Fund shall have delivered to the Acquiring Fund a certificate executed in the Acquired Fund’s name by its President or Vice President, and its Treasurer or Assistant Treasurer, in a form reasonably satisfactory to the Acquiring Fund, and dated as of the Closing Date, to the effect that the representations and warranties of the Acquired Fund made in this Agreement are true and correct at and as of the Closing Date, except as they may be affected by the transactions contemplated by this Agreement and as to such other matters as the Acquiring Fund shall reasonably request.

9.	FURTHER CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRING FUND AND THE ACQUIRED FUND

If any of the conditions set forth below have not been satisfied on or before the Closing Date with respect to the Trust, on behalf of the Acquired Fund, or the Trust, on behalf of the Acquiring Fund, the other party to this Agreement shall, at its option, not be required to consummate the transactions contemplated by this Agreement:

9.1 This Agreement and the transactions contemplated herein shall have been approved by the requisite vote of the holders of the outstanding shares of the Acquired Fund, as necessary, in accordance with the provisions of the Trust’s Declaration of Trust, applicable Delaware law and the 1940 Act. Notwithstanding anything herein to the contrary, the Trust, on behalf of the Acquired Fund, and the Trust, on behalf of the Acquiring Fund, may not waive the conditions set forth in this paragraph 9.1;

9.2 On the Closing Date no action, suit or other proceeding shall be pending or, to its knowledge, threatened before any court or governmental agency in which it is sought to restrain or prohibit, or obtain damages or other relief in connection with, this Agreement or the transactions contemplated herein;

9.3 All consents of other parties and all other consents, orders and permits of Federal, state and local regulatory authorities deemed necessary by the Trust and the Trust to permit consummation, in all material respects, of the transactions contemplated hereby shall have been obtained, except where failure to obtain any such consent, order or permit would not involve a risk of a material adverse effect on the assets or properties of the Acquiring Fund or the Acquired Fund, provided that either party hereto may for itself waive any of such conditions;

9.4 The Registration Statement shall have become effective under the 1933 Act and no stop orders suspending the effectiveness thereof shall have been issued and, to the best knowledge of the parties hereto, no investigation or proceeding for that purpose shall have been instituted or be pending, threatened or contemplated under the 1933 Act; and

9.5 The parties shall have received the opinion of McDermott Will & Emery LLP, addressed to the Trust substantially to the effect that, based upon certain facts, assumptions, and representations, the transaction contemplated by this Agreement shall, for federal income tax purposes, qualify as a tax-free reorganization described in Section 368(a) of the Code. The delivery of such opinion is conditioned upon receipt of representations it shall request of the Trust. Notwithstanding anything herein to the contrary, the Trust may not waive the condition set forth in this paragraph 9.5.

10.	BROKERAGE FEES AND EXPENSES

10.1 The Trust, on behalf of the Acquired Fund, and the Trust, on behalf of the Acquiring Fund, represent and warrant to each other that there are no brokers or finders entitled to receive any payments in connection with the transactions provided for herein.

10.2 The expenses relating to the proposed Reorganization will be borne by the Acquired Fund. The costs of the Reorganization shall include, but not be limited to, costs associated with obtaining any necessary order of exemption from the 1940 Act, preparation of the Registration Statement on Form N-14, printing and distributing the Acquiring Fund’s prospectus/proxy statement or information statement, legal fees, accounting fees, and securities registration fees. Notwithstanding any of the foregoing, expenses will in any event be paid by the party directly incurring such expenses if and to the extent that the payment by another person of such expenses would result in the disqualification of such party as a “regulated investment company” within the meaning of Section 851 of the Code.

10.3 In the event the transactions contemplated by this Agreement are not consummated, then Virtus Investment Advisers, Inc. agrees that it shall bear all of the costs and expenses incurred by both the Acquiring Fund and the Acquired Fund in connection with such transactions.

11.	ENTIRE AGREEMENT; SURVIVAL OF WARRANTIES

11.1 The Trust on behalf of the Acquiring Fund and the Acquired Fund has not made any representation, warranty or covenant not set forth herein; this Agreement constitutes the entire agreement between the parties.

11.2 The representations, warranties and covenants contained in this Agreement or in any document delivered pursuant hereto or in connection herewith shall not survive the consummation of the transactions contemplated hereunder. The covenants to be performed after the Closing shall survive the Closing.

12.	TERMINATION

This Agreement may be terminated and the transactions contemplated hereby may be abandoned by either party by (i) mutual agreement of the parties, or (ii) by either party if the Closing shall not have occurred on or before September 30, 2009 unless such date is extended by mutual agreement of the parties, or (iii) by either party if the other party shall have materially breached its obligations under this Agreement or made a material and intentional misrepresentation herein or in connection herewith. In the event of any such termination, this Agreement shall become void and there shall be no liability hereunder on the part of any party or their respective Trustees or officers, except for any such material breach or intentional misrepresentation, as to each of which all remedies at law or in equity of the party adversely affected shall survive.

13.	WAIVER

The Acquiring Fund and the Acquired Fund, after consultation with their respective counsel and by mutual consent of their Board of Trustees, may waive any condition to their respective obligations hereunder, except that the Trust may not waive the condition set forth in paragraphs 9.1 and 9.5.

14.	AMENDMENTS

This Agreement may be amended, modified or supplemented in such manner as may be deemed necessary or advisable and mutually agreed upon in writing by the authorized officers of the Trust; provided, however, that following the meeting of the shareholders, if necessary, of the Acquired Fund called by the Trust pursuant to paragraph 5.2 of this Agreement, no such amendment may have the effect of changing the provisions for determining the number of Acquiring Fund Shares to be issued to Acquired Fund Shareholders under this Agreement to the detriment of such shareholders without their further approval.

15.	NOTICES

Any notice, report, statement or demand required or permitted by any provisions of this Agreement shall be in writing and shall be given by facsimile, personal service or prepaid or certified mail addressed to the respective party c/o VP Distributors, Inc., 101 Munson Street, Greenfield, Massachusetts 01301, Attn: Counsel.

16.	HEADINGS; COUNTERPARTS; GOVERNING LAW; ASSIGNMENT; LIMITATION OF LIABILITY

16.1 The Article and paragraph headings contained in this Agreement are for reference purposes only and shall not affect in any way the meaning or interpretation of this Agreement.

16.2 This Agreement may be executed in any number of counterparts, each of which shall be deemed an original.

16.3 This Agreement shall be governed by and construed in accordance with the laws of the State of Delaware without regard to its principles of conflicts of laws.

16.4 This Agreement shall bind and inure to the benefit of the parties hereto and their respective successors and assigns, but no assignment or transfer hereof or of any rights or obligations hereunder shall be made by any party without the written consent of the other party. Nothing herein expressed or implied is intended or shall be construed to confer upon or give any person, firm or corporation, other than the parties hereto and their respective successors and assigns, any rights or remedies under or by reason of this Agreement.

16.5 It is expressly agreed that the obligations of the Acquired Fund hereunder shall not be binding upon any of the Trustees, shareholders, nominees, officers, agents, or employees of the Acquired Fund personally, but shall bind only the property of the Acquired Fund, as provided in the Declaration of Trust of the Acquired Fund. The execution and delivery by such officers of the Acquired Fund shall not be deemed to have been made by any of them individually or to impose any liability on any of them personally, but shall bind only the property of the Acquired Fund as provided in the Declaration of Trust of the Acquired Fund.

16.6 It is expressly agreed that the obligations of the parties hereunder shall not be binding upon any of the Trustees, shareholders, nominees, officers, agents or employees of the Acquiring Fund personally, but shall bind only the Trust property of the Acquiring Fund, as provided in the Trust Instrument of the Acquiring Fund. The execution and delivery by such officers of the Acquiring Fund shall not be deemed to have been made by any of them individually or to impose any liability on any of them personally, but shall bind only the Trust property of the Acquiring Fund as provided in the Trust Instrument of the Acquiring Fund.

[signature page follows]

IN WITNESS WHEREOF, each of the parties hereto has caused this Agreement to be executed by its President, Vice President or Treasurer, as of the date first written above.

VIRTUS OPPORTUNITIES TRUST, on behalf of its series Virtus Bond Fund

By:

By:	W. Patrick Bradley
Title:	Chief Financial Officer and Treasurer

VIRTUS OPPORTUNITIES TRUST, on behalf of its series Virtus Core Bond Fund

By:

By:	W. Patrick Bradley
Title:	Chief Financial Officer and Treasurer

Agreed and accepted as to paragraph 10.3 only:

VIRTUS INVESTMENT ADVISERS, INC.

By:

By:	Kevin J. Carr
Title:	Vice President and Clerk

STATEMENT OF ADDITIONAL INFORMATION

Acquisition of Assets of

VIRTUS CORE BOND FUND

a series of

VIRTUS OPPORTUNITIES TRUST

c/o VP Distributors, Inc.

101 Munson Street

Greenfield, Massachusetts 01301

(800) 243-1574

By and In Exchange For Shares of

VIRTUS BOND FUND

a series of

VIRTUS OPPORTUNITIES TRUST

c/o VP Distributors, Inc.

101 Munson Street

Greenfield, Massachusetts 01301

(800) 243-1574

This Statement of Additional Information, dated May 23, 2009, relating specifically to the proposed transfer of the assets and liabilities of Virtus Core Bond Fund (“Core Bond”), a series of Virtus Opportunities Trust (the “Trust”), to the Virtus Bond Fund (“Bond”), a separate series of the Trust, in exchange for Class A, Class B and Class C shares of beneficial interest, $1.00 par value, of Bond (to be issued to holders of shares of Core Bond), consists of the information set forth below pertaining to Core Bond and the following described documents, each of which is incorporated by reference herein:

(1)	The Statement of Additional Information of both Core Bond and Bond, dated March 2, 2009;

(2)	Annual Report of Core Bond for the fiscal year ended September 30, 2008;

(3)	Annual Report of Bond for the fiscal year ended September 30, 2008;

(4)	Pro Forma Financial Statements dated as of September 30, 2008 (attached hereto).

This Statement of Additional Information, which is not a prospectus, supplements, and should be read in conjunction with, the Prospectus/Information Statement of Core Bond and Bond, dated May 23, 2009. A copy of the Prospectus/Information Statement may be obtained without charge by calling or writing to the Trust at the telephone number or address set forth above.

Virtus Opportunities Trust

Pro Forma Combining Financial Statements (Unaudited)

September 30, 2008

Introductory Paragraph

The pro forma statements give effect to the proposed transfer of the assets and stated liabilities of Virtus Core Bond Fund (“Core Bond”), a series of Virtus Opportunities Trust, in exchange for shares of Virtus Bond Fund (“Bond”), a separate series of Virtus Opportunities Trust, at net asset value. Under generally accepted accounting principals, the historical cost of investment securities will be carried forward to the surviving entity, Bond, and the results of operations of Bond for pre-combination periods will not be restated.

All of the securities held by Core Bond comply with the compliance guidelines and investment restrictions of Bond.

The pro forma unaudited combining statements of assets and liabilities and schedule of investments reflect the financial position of Core Bond and Bond as of September 30, 2008.

The pro forma unaudited statement of operations reflects the results of operations of each of the funds for the year ended September 30, 2008, as though the reorganization occurred as of the beginning of the preceding twelve-month period.

The pro forma combining statements should be read in conjunction with the financial statements and financial highlights for Core Bond and Bond, which are incorporated by reference in the Statement of Additional Information.

F-1

Virtus Bond Fund/Core Bond Fund

Pro Forma Combining Schedule of Investments

September 30, 2008 (Unaudited)

$ Reported in 000’s

Virtus Bond Fund PAR (000)	Virtus Core Bond Fund PAR (000)	Virtus Bond Fund Pro Forma Combining Portfolios PAR (000)		Virtus Bond Fund Market Value	Virtus Core Bond Fund Market Value	Virtus Bond Fund Pro Forma Combining Portfolios Market Value
			U.S. GOVERNMENT SECURITIES - 17.8%
$—	$365	$365	U.S. Treasury Bond 4.000% due 8/15/18(k)	$—	$370	$370
4,340	—	4,340	U.S. Treasury Bond 6.250% due 8/15/23	5,211	—	5,211
—	5	5	U.S. Treasury Bond 5.000% due 5/15/37(k)	—	6	6
31,520	—	31,520	U.S. Treasury Note 2.750% due 7/31/10	32,010	—	32,010
2,035	—	2,035	U.S. Treasury Note 2.750% due 2/28/13	2,025	—	2,025
1,180	—	1,180	U.S. Treasury Note 4.750% due 8/15/17	1,265	—	1,265
—	30	30	U.S. Treasury Note 3.875% due 5/15/18	—	30	30

			Total U.S. Government Securities (Identified Cost $39,958, $412 and $40,370)	40,511	406	40,917

			AGENCY MORTGAGE-BACKED SECURITIES - 38.6%
250	—	250	FHLMC 2503 B 5.500% due 9/15/17	254	—	254
455	—	455	FHLMC 2764 HW 5.000% due 3/15/19	451	—	451
255	—	255	FHLMC 7.000% due 1/1/33	268	—	268
—	601	601	FHLMC 6.000% due 10/1/34	—	610	610
5,021	—	5,021	FHLMC 5.500% due 1/1/38(g)	5,001	—	5,001
1,099	—	1,099	FHLMC 6.500% due 8/1/38	1,128	—	1,128
27	—	27	FNMA 7.000% due 5/1/14	28	—	28
—	357	357	FNMA 6.000% due 10/1/14	—	366	366
5	—	5	FNMA 8.000% due 1/1/15	6	—	6
—	238	238	FNMA 6.500% due 6/1/16	—	247	247
—	104	104	FNMA 6.000% due 7/1/17	—	106	106
—	275	275	FNMA 5.500% due 9/1/17	—	280	280
—	371	371	FNMA 5.000% due 4/1/20	—	369	369
—	708	708	FNMA 4.500% due 5/1/20	—	691	691
—	257	257	FNMA 5.000% due 8/1/21	—	256	256
4,516	—	4,516	FNMA 5.000% due 12/1/22	4,489	—	4,489
—	240	240	FNMA 6.000% due 5/1/29	—	244	244
—	396	396	FNMA 6.500% due 7/1/29	—	410	410
—	8	8	FNMA 6.500% due 5/1/30	—	9	9
—	150	150	FNMA 7.500% due 3/1/31	—	162	162
—	102	102	FNMA 7.000% due 7/1/31	—	107	107
—	174	174	FNMA 7.000% due 9/1/31	—	183	183
—	368	368	FNMA 6.500% due 2/1/32	—	380	380
—	168	168	FNMA 6.500% due 3/1/32	—	174	174
4,892	—	4,892	FNMA 6.000% due 1/1/33	4,994	—	4,994
—	234	234	FNMA 5.500% due 4/1/33	—	234	234
—	1,381	1,381	FNMA 5.500% due 6/1/33	—	1,381	1,381
—	1,898	1,898	FNMA 5.500% due 7/1/33	—	1,899	1,899
—	343	343	FNMA 5.000% due 8/1/21	—	335	335
—	238	238	FNMA 04-W6, 1A4 5.500% due 7/25/34	—	231	231
429	—	429	FNMA 4.500% due 1/1/35	407	—	407

2,776	—	2,776	FNMA 5.500% due 3/1/35	2,772	—	2,772
—	287	287	FNMA 5.000% due 7/1/35	—	280	280
—	312	312	FNMA 5.500% due 12/1/35	—	311	311
—	404	404	FNMA 6.000% due 6/1/36	—	410	410
—	495	495	FNMA 6.000% due 9/1/36	—	502	502
4,162	—	4,162	FNMA 6.000% due 11/1/36	4,220	—	4,220
—	426	426	FNMA 5.500% due 2/1/37	—	425
11,075	—	11,075	FNMA 5.000% due 2/1/37	10,806	—	10,806
	610	610	FNMA 6.000% due 3/1/37	—	619	619
16,705	—	16,705	FNMA 4.500% due 4/1/37	15,826	—	15,826
—	236	236	FNMA 5.500% due 4/1/37	—	236	236
—	413	413	FNMA 5.500% due 4/1/37	—	412	412
1,648	—	1,648	FNMA 6.000% due 6/1/37	1,671	—	1,671
62	—	62	FNMA 6.000% due 9/1/37	63	—	63
149		149	FNMA 6.000% due 1/1/38	151	—	151
128		128	FNMA 6.000% due 2/1/38	130	—	130
—	62	62	FNMA 6.000% due 2/1/38	—	63	63
—	224	224	FNMA 6.000% due 2/1/38	—	227	227
—	311	311	FNMA 6.000% due 2/1/38	—	315	315
921	—	921	FNMA 6.000% due 3/1/38	934	—	934
9,113	—	9,113	FNMA 6.500% due 3/1/38	9,398	—	9,398
—	222	222	FNMA 6.000% due 4/1/38	—	217	217
—	300	300	FNMA 6.000% due 4/1/38	—	304	304
865	—	865	FNMA 6.500% due 5/1/38	887	—	887
—	606	606	FNMA 6.000% due 5/1/38	—	614	614
—	309	309	FNMA 5.500% due 7/1/38	—	308	308
—	239	239	FNMA 6.000% due 8/1/38	—	242	242
1,972	—	1,972	FNMA 5.500% due 8/1/38	1,968	—	1,968
4,168	—	4,168	FNMA 6.000% due 8/1/38	4,225	—	4,225
299	—	299	FNMA 6.000% due 8/1/38	304	—	304
699	—	699	FNMA 6.000% due 8/1/38	709	—	709
1,093	—	1,093	FNMA 6.500% due 8/1/38	1,122	—	1122
—	1	1	GNMA 8.500% due 11/15/22	—	1	1
—	177	177	GNMA 6.500% due 9/15/28	—	183	183
—	150	150	GNMA 7.500% due 9/15/29	—	162	162
—	1,883	1,883	GNMA 5.000% due 7/15/33	—	1,851	1,851
—	396	396	GNMA 6.000% due 6/15/34	—	402	402

			Total Agency Mortgage-Backed Securities (Identified Cost $72,989, $16,558 and $89,547)	72,212	16,758	88,970

			AGENCY NON-MORTGAGE-BACKED SECURITIES - 2.5%
3	—	3	FHLMC 7.500% due 7/1/09	3	—	3
2,845	—	2,845	FHLMC 3.750% due 6/28/13	2,823	—	2,823
36	—	36	FHLMC 7.500% due 4/1/14	39	—	39
29	—	29	FHLMC 7.000% due 4/1/16	31	—	31
2,955	—	2,955	FNMA 3.250% due 8/12/10	2,962	—	2,962

			Total Agency Non-Mortgage-Backed Securities (Identified Cost $5,877, $0 and $5,877)	5,858	—	5,858

						—
			MUNICIPAL BONDS - 2.8%			—
—	625	625	Salt River Project Agricultural Improvement & Power District 5.000% due 1/1/38	—	587	587
—	600	600	Broward County Series A 5.000% due 1/1/21	—	599	599
—	110	110	Miami-Dade County Educational Facilities Authority Taxable Series C 5.480% due 4/1/16	—	108	108
—	640	640	Orange County Tourist Development (MBIA Insured) 5.000% due 10/1/17	—	648	648
—	580	580	State of Illinois 5.000% due 1/1/19	—	595	595

—	520	520	Indiana Transportation Finance Authority Series A Prerefunded 6/1/14 @ 100 (FGIC Insured) 5.250% due 6/1/20	—	563	563
—	785	785	Department of Transportation, Highway Revenue Series A (FSA Insured) 5.500% due 3/1/19	—	853	853
—	95	95	City of Flat Rock Tax Increment Finance Authority Taxable Series A 6.750% due 10/1/16	—	99	99
—	180	180	Tobacco Settlement Finance Authority Taxable Series A 7.309% due 6/1/34	—	155	155
—	265	265	City of New York Series A-1 (MBIA Insured) 5.000% due 8/1/17	—	277	277
—	340	340	City of Pittsburgh Pension Obligation Taxable Series C (FGIC Insured) 6.500% due 3/1/17	—	340	340
—	1,000	1,000	City of Woonsocket Pension Funding Taxable (FSA Insured) 5.660% due 7/15/13	—	1,027	1,027
—	625	625	Cypress-Fairbanks Independent School District (PSF Guaranteed) 5.000% due 2/15/32	—	590	590
—	900	900	Tobacco Settlement Financing Corp. Taxable Series A-1 6.706% due 6/1/46	—	70	70

			Total Municipal Bonds (Identified Cost $0, $6,767 and $6,767)	—	6,511	6,511

			ASSET-BACKED SECURITIES - 1.6%
—	1,280	1,280	AmeriCredit Automobile Receivables Trust 05-AX, A4 3.930% due 10/6/11	—	1,198	1,198
—	100	100	AmeriCredit Automobile Receivables Trust 06-BG, A3 5.210% due 10/6/11	—	98	98
—	122	122	Capital Auto Receivables Asset Trust Series 06-2, A3A 4.980% due 5/15/11	—	121	121
—	491	491	Capital One Auto Finance Trust 07-B, A3A 5.030% due 4/15/12	—	474	474
—	442	442	Carmax Auto Owner Trust 07-2, A3 5.230% due 12/15/11	—	443	443
—	295	295	Ford Credit Auto Owner Trust 07-A, A3B 2.518% due 8/15/11 (c)	—	284	284
—	248	248	GMAC Mortgage Corp. Loan Trust 05-AR2, 2A 4.867% due 5/25/35 (c)	—	202	202
—	315	315	Greenwich Structured ARM Products 05-5A, N2 144A 6.690% due 9/27/45 (b)(c)(f)	—	142	142
—	730	730	Renaissance Home Equity Loan Trust 06-2, AF4 6.115% due 8/25/36 (c)	—	615	615
—	139	139	Saxon Asset Securities Trust 05-3, A2C 3.487% due 11/25/35 (c)	—	135	135

			Total Asset-Backed Securities (Identified Cost $0, $4,194 and $4,194)	—	3,712	3,712

			DOMESTIC CORPORATE BONDS - 23.0%
560	—	560	Affinion Group, Inc. 10.125% due 10/15/13	529	—	529
—	100	100	Allied Capital Corp.6.000% due 4/1/12	—	93	93
630	—	630	Allis-Chalmers Energy, Inc. 8.500% due 3/1/17	542	—	542
—	365	365	American Airlines, Inc. . 99-1 7.024% due 10/15/09	—	346	346
—	140	140	American Express Credit Corp. Series C 5.875% due 5/2/13	—	129	129
450	—	450	American General Finance Corp. 4.000% due 3/15/11	176	—	176
490	—	490	American General Finance Corp. 5.750% due 9/15/16	224	—	224
620	—	620	Amkor Technology, Inc. 7.750% due 5/15/13	532	—	532
810	—	810	Appalachian Power Co. 5.550% due 4/1/11	800	—	800
—	70	70	Assurant, Inc. 5.625% due 2/15/14	—	65	65
465	—	465	AT&T, Inc. 6.250% due 3/15/11	470	—	470
—	130	130	AT&T, Inc. 5.625% due 6/15/16	—	120	120
—	130	130	AT&T, Inc. 5.875% due 2/1/12	—	130	130
545	—	545	Atmos Energy Corp. 6.350% due 6/15/17	513	—	513
410	—	410	AvalonBay Communities, Inc. 5.750% due 9/15/16	358	—	358
715	—	715	Bank of America Corp. 5.750% due 8/15/16	595	—	595
385	—	385	Bank of America Corp. 8.125% due 12/29/49(c)	311	—	311
—	300	300	Bank of America Corp. 5.490% due 3/15/19	—	233	233
—	100	100	Bank of America Corp. 5.750% due 12/1/17	—	85	85
—	115	115	Bank of New York Mellon Corp. (The) 4.950% due 11/1/12	—	110	110

675	—	675	Bear Stearns Cos., Inc. (The) 7.250% due 2/1/18	650	—	650
—	80	80	Bear Stearns Cos., Inc. (The) 7.250% due 2/1/18	—	77	77
—	85	85	Best Buy Co., Inc. 144A 6.750% due 7/15/13(b)	—	86	86
—	115	115	Black & Decker Corp. (The) 5.750% due 11/15/16	—	104	104
675	—	675	Bombardier, Inc. 144A 8.000% due 11/15/14(b)	672	—	672
—	110	110	Broadridge Financial Solutions, Inc. 6.125% due 6/1/17	—	94	94
—	200	200	Buckeye Partners LP 5.125% due 7/1/17	—	181	181
620	—	620	Capital One Financial Corp. 5.700% due 9/15/11	549	—	549
730	—	730	Capital One Financial Corp. 6.150% due 9/1/16	548	—	548
—	70	70	Capital One Financial Corp. 5.250% due 2/21/17	—	54	54
—	95	95	Caterpillar Financial Services Corp. 6.200% due 9/30/13	—	95	95
490	—	490	Chubb Corp. 6.375% due 3/29/67(c)	374	—	374
—	105	105	Cintas Corporation No. 2 6.125% due 12/1/17		102	102
635	—	635	Cisco Systems, Inc. 5.500% due 2/22/16	610	—	610
—	200	200	CIT Group, Inc. 5.125% due 9/30/14	—	99	99
840	—	840	Citigroup, Inc. 5.000% due 9/15/14	644	—	644
—	95	95	Citigroup, Inc. 5.500% due 2/15/17	—	73	73
—	90	90	Citigroup, Inc. 5.500% due 8/27/12	—	81	81
—	280	280	Citigroup, Inc. 6.500% due 8/19/13	—	249	249
—	65	65	CME Group, Inc. 5.400% due 8/1/13	—	65	65
560	—	560	CNA Financial Corp. 6.500% due 8/15/16	517	—	517
—	65	65	Comcast Corp. 5.875% due 2/15/18	—	58	58
—	105	105	Comcast Corp. 5.300% due 1/15/14	—	96	96
—	100	100	Commercial Metals Co. 6.500% due 7/15/17	—	93	93
—	324	324	Continental Airlines, Inc. 98-1A 6.648% due 9/15/17	—	275	275
490	—	490	Costco Wholesale Corp. 5.500% due 3/15/17	486	—	486
—	65	65	Countrywide Financial Corp. 6.250% due 5/15/16	—	46	46
720	—	720	Countrywide Home Loan, Inc. Series L 4.000% due 3/22/11	619	—	619
—	140	140	Cox Communications, Inc. 144A 6.250% due 6/1/18 (b)	—	130	130
660	—	660	Credit Suisse First Boston 6.000% due 2/15/18	575	—	575
—	65	65	Credit Suisse First Boston 6.000% due 2/15/18	—	57	57
—	135	135	Credit Suisse USA, Inc. 5.850% due 8/16/16	—	121	121
—	95	95	Daimler Finance N. A. LLC 6.500% due 11/15/13	—	93	93
555	—	555	DI Finance/Dyncorp International, Inc. 144A 9.500% due 2/15/13 (b)	548	—	548
—	90	90	Dominion Resources, Inc. Series D 5.000% due 3/15/13		87	87
225	—	225	Duke Realty LP 5.625% due 8/15/11	220	—	220
530	—	530	EchoStar DBS Corp. 7.125% due 2/1/16	428	—	428
—	65	65	Embarq Corp. 6.738% due 6/1/13	—	57	57
350	—	350	Enbridge Energy Partners LP 5.875% due 12/15/16	320	—	320
310	—	310	Encore Acquisition Co. 6.000% due 7/15/15	248	—	248
665	—	665	Energy Transfer Partners LP 6.700% due 7/1/18	630	—	630
—	135	135	Energy Transfer Partners LP 5.950% due 2/1/15	—	128	128
—	100	100	Enterprise Products Partners L.P. 6.300% due 9/15/17	—	93	93
490	—	490	EOG Resources, Inc. 5.875% due 9/15/17	461	—	461
420	—	420	EOG Resources, Inc. 6.875% due 10/1/18	418	—	418
—	130	130	Equifax, Inc. 6.300% due 7/1/17	—	121	121
745	—	745	ERP Operating LP 5.375% due 8/1/16	632	—	632
200	—	200	Exopack Holding Corp. 11.250% due 2/1/14	169	—	169
925	—	925	Fiserv, Inc. 6.125% due 11/20/12	897	—	897
—	125	125	Fiserv, Inc. 6.125% due 11/20/12	—	121	121
610	—	610	Florida Power Corp. 6.650% due 7/15/11	638	—	638
—	135	135	Florida Power Corp. Series A 5.800% due 9/15/17	—	132	132
140	—	140	General Electric Capital Corp. 5.625% due 5/1/18	118	—	118
715	—	715	General Electric Capital Corp. 6.375% due 11/15/67 (c)	579	—	579
—	500	500	General Electric Capital Corp. 6.750% due 3/15/32	—	417	417
420	—	420	Genworth Financial, Inc. 6.150% due 11/15/66 (c)	184	—	184
405	—	405	Genworth Financial, Inc. 6.515% due 5/22/18	332	—	332
1,080	—	1,080	Genworth Global Funding Trusts 5.125% due 3/15/11	1,021	—	1,021
—	180	180	GMAC LLC 6.875% due 8/28/12	—	72	72

—	160	160	Goldman Sachs Group, Inc. (The) 5.125% due 1/15/15	—	132	132
—	140	140	Goldman Sachs Group, Inc. (The) 6.150% due 4/1/18	—	116	116
—	122	122	Great River Energy 144A 5.829% due 7/1/17 (b)	—	116	116
—	135	135	Hasbro, Inc. 6.300% due 9/15/17	—	130	130
—	225	225	Health Care REIT, Inc. 5.875% due 5/15/15	—	198	198
580	—	580	Hertz Corp. (The) 8.875% due 1/1/14	503	—	503
—	300	300	HSBC Finance Corp. 8.000% due 7/15/10	—	306	306
250	—	250	Huntsman International LLC 7.375% due 1/1/15	211	—	211
650	—	650	Icahn Enterprises LP/ Icahn Enterprises Finance Corp. 7.125% due 2/15/13	501	—	501
670	—	670	IKON Office Solutions, Inc. 7.750% due 9/15/15	704	—	704
—	225	225	International Lease Finance Corp. 4.750% due 1/13/12	—	154	154
450	—	450	Intuit, Inc. 5.750% due 3/15/17	398	—	398
—	45	45	Intuit, Inc. 5.750% due 3/15/17	—	40	40
—	200	200	iStar Financial, Inc. 6.050% due 4/15/15	—	98	98
355	—	355	Janus Capital Group, Inc. 6.250% due 6/15/12	336	—	336
—	125	125	Janus Capital Group, Inc. 6.250% due 6/15/12	—	118	118
935	—	935	Johnson & Johnson 5.150% due 7/15/18	919	—	919
—	155	155	JPMorgan Chase & Co. 5.125% due 9/15/14	—	138	138
—	85	85	JPMorgan Chase & Co. 5.250% due 5/1/15	—	78	78
1,020	—	1,020	JPMorgan Chase & Co. 5.750% due 1/2/13	976	—	976
—	125	125	JPMorgan Chase & Co. 6.000% due 1/15/18	—	114	114
460	—	460	JPMorgan Chase & Co. Series 1 7.900% due 4/29/49 (c)	387	—	387
415	—	415	Kinder Morgan Energy Partners LP 5.850% due 9/15/12	403	—	403
—	135	135	Kinder Morgan Energy Partners LP 6.000% due 2/1/17	—	123	123
405	—	405	Kraft Foods, Inc. 6.125% due 8/23/18	378	—	378
—	70	70	Kroger Co. (The) 6.800% due 12/15/18	—	68	68
—	65	65	Lehman Brothers Holdings, Inc. 5.625% due 1/24/13 (j)	—	9	9
—	55	55	Lehman Brothers Holdings, Inc. 6.000% due 7/19/12 (j)	—	7	7
1,195	—	1,195	Lincoln National Corp. 5.650% due 8/27/12 (h)	1,175	—	1,175
—	45	45	Masco Corp. 5.850% due 3/15/17	—	38	38
325	—	325	Merrill Lynch & Co., Inc. 5.054% due 5/12/10 (c)	313	—	313
810	—	810	Merrill Lynch & Co., Inc. 6.875% due 4/25/18	717	—	717
—	150	150	Merrill Lynch & Co., Inc. 6.110% due 1/29/37	—	104	104
705	—	705	MidAmerican Energy Co. 5.800% due 10/15/36	580	—	580
430	—	430	Mohawk Industries, Inc. 5.750% due 1/15/11	411	—	411
	160	160	Mohawk Industries, Inc. 6.125% due 1/15/16	—	144	144
175	—	175	Morgan Stanley 4.904% due 5/14/10 (c)	128	—	128
	250	250	Morgan Stanley 5.375% due 10/15/15		155	155
715	—	715	Morgan Stanley 6.625% due 4/1/18	473	—	473
—	115	115	National Rural Utilities Cooperative Finance Corp. 5.500% due 7/1/13	—	114	114
—	130	130	Nationwide Health Properties, Inc. 6.250% due 2/1/13	—	130	130
—	70	70	Nextel Communications, Inc. Series D 7.375% due 8/1/15	—	46	46
—	100	100	NGPL PipeCo. LLC 144A 6.514% due 12/15/12 (b)	—	100	100
—	130	130	NiSource Finance Corp. 6.400% due 3/15/18	—	116	116
—	140	140	Northeast Utilities 5.650% due 6/1/13	—	137	137
—	75	75	Northern Trust Corp. 5.500% due 8/15/13	—	75	75
685	—	685	Oracle Corp. 5.750% due 4/15/18	636	—	636
—	35	35	Owens Corning, Inc. 6.500% due 12/1/16	—	31	31
325	—	325	Pacific Energy Partners LP/Pacific Energy Finance Corp. 6.250% due 9/15/15	306	—	306
	104	104	Petropower I Funding Trust 144A 7.360% due 2/15/14 (b)		99	99
185	—	185	Philip Morris International, Inc. 4.875% due 5/16/13	182	—	182
960	—	960	Philip Morris International, Inc. 5.650% due 5/16/18	888	—	888
—	155	155	PNC Bank NA 4.875% due 9/21/17	—	129	129
—	190	190	PPL Capital Funding Trust I Series A 4.330% due 3/1/09	—	189	189
—	60	60	ProLogis 6.625% due 5/15/18	—	52	52
1,670	—	1,670	Protective Life Secured Trust 4.000% due 4/1/11 (h)	1,658	—	1,658
605	—	605	Prudential Financial, Inc. 8.875% due 6/15/38 (c)	569	—	569

435	—	435	Quest Diagnostics, Inc. 6.400% due 7/1/17	423	—	423
—	65	65	Quest Diagnostics, Inc. 6.400% due 7/1/17	—	63	63
385	—	385	Qwest Corp. 8.875% due 3/15/12	379	—	379
—	65	65	Qwest Corp. 7.875% due 9/1/11	—	63	63
—	110	110	Realty Income Corp. 6.750% due 8/15/19	—	99	99
—	95	95	Reynolds American, Inc. 6.750% due 6/15/17	—	89	89
440	—	440	Safeway, Inc. 6.500% due 3/1/11	453	—	453
755	—	755	Simon Property Group LP 5.600% due 9/1/11	745	—	745
—	70	70	Simon Property Group LP 5.100% due 6/15/15	—	62	62
—	500	500	SLM Corp. 6.880% due 2/1/10 (c)	—	414	414
365	—	365	South Carolina Electric & Gas Co. 6.500% due 11/1/18	371	—	371
—	65	65	Sprint Nextel Corp. 6.000% due 12/1/16	—	50	50
—	135	135	Starbucks Corp. 6.250% due 8/15/17	—	129	129
—	110	110	Starwood Hotels & Resort Worldwide, Inc. 6.250% due 2/15/13	—	104	104
—	135	135	SunTrust Banks, Inc. 5.250% due 11/5/12	—	121	121
—	190	190	Tanger Factory Outlet Centers 6.150% due 11/15/15	—	180	180
—	70	70	Time Warner Cable, Inc. 5.850% due 5/1/17	—	62	62
445	—	445	Time Warner Cable, Inc. 6.750% due 7/1/18	416	—	416
—	130	130	Time Warner Cable, Inc. 6.750% due 7/1/18	—	121	121
—	130	130	Time Warner, Inc. 5.875% due 11/15/16	—	114	114
—	100	100	Travelers Cos., Inc. 5.750% due 12/15/17	—	93	93
385	—	385	Tyco Electronic Group SA 6.000% due 10/1/12	379	—	379
715	—	715	UBS Preferred Funding Trust V Series 1 6.243% due 5/29/49 (c)	551	—	551
—	150	150	UDR, Inc. 5.250% due 1/15/15	—	139	139
28	—	28	United Artists Theatre Circuit, Inc. Series BD-1 9.300% due 7/1/15 (e)	25	—	25
385	—	385	Verizon Communications, Inc. 5.500% due 2/15/18	341	—	341
—	70	70	Verizon Communications, Inc. 5.500% due 4/1/17	—	63	63
—	130	130	Verizon Communications, Inc. 4.900% due 9/15/15	—	116	116
650	—	650	Viacom, Inc. 5.750% due 4/30/11	631	—	631
—	70	70	Viacom, Inc. 6.250% due 4/30/16	—	63	63
—	80	80	Vulcan Materials Co. 5.600% due 11/30/12	—	78	78
520	—	520	Wachovia Corp. 5.750% due 2/1/18	390	—	390
—	200	200	Wachovia Corp. 4.875% due 2/15/14	—	123	123
—	125	125	Wachovia Corp. 5.750% due 2/1/18	—	94	94
—	155	155	Washington Mutual, Inc. 4.625% due 4/1/14(j)	—	26	26
1,160	—	1,160	Wellpoint, Inc. 5.000% due 1/15/11(h)	1,153	—	1,153
—	125	125	WellPoint, Inc. 5.250% due 1/15/16	—	115	115
590	—	590	Wells Fargo & Co. 5.625% due 12/11/17	542	—	542
535	—	535	Wells Fargo Capital XIII 7.700% due 12/29/49(c)	467	—	467
—	125	125	Williams Cos., Inc. (The) 7.125% due 9/1/11	—	123	123
435	—	435	Windstream Corp. 7.000% due 3/15/19	350	—	350
	170	170	Xerox Corp. 6.750% due 2/1/17	—	160	160
855	—	855	XTO Energy, Inc. 5.900% due 8/1/12	844	—	844
—	95	95	XTO Energy, Inc. 6.500% due 12/15/18	—	88	88
—	140	140	Yum! Brands, Inc. 6.250% due 4/15/16	—	136	136
—	200	200	Zions Bancorp. 5.500% due 11/16/15	—	114	114

			Total Domestic Corporate Bonds (Identified Cost $45,477, $13,616 and $59,093)	41,349	11,674	53,023

			NON-AGENCY MORTGAGE-BACKED SECURITIES - 7.2%
—	159	159	Bear Stearns Adjustable Rate Mortgage Trust 05-12, 13A1 5.446% due 2/25/36 (c)	—	134	134
—	370	370	Bear Stearns Commercial Mortgage Securities 06-PW12, A4 5.902% due 9/11/38 (c)	—	336	336
—	69	69	Citigroup Mortgage Loan Trust, Inc. . 05-5, 2A3 5.000% due 8/25/35	—	61	61
51	—	51	Citigroup Mortgage Loan Trust, Inc. 8.000% due 8/25/34	50	—	50
—	700	700	Citigroup/Deutsche Bank Commercial Mortgage Trust 07-CD4, A4 5.322% due 12/11/49	—	584	584

—	650	650	Citigroup/Deutsche Bank Commercial Mortgage Trust 05-CD1, AM 5.400% due 7/15/44 (c)	—	551	551
—	655	655	Citigroup/Deutsche Bank Commercial Mortgage Trust 06-CD2, A4 5.545% due 1/15/46 (c)	—	580	580
—	161	161	Countrywide Home Loan Mortgage Pass-Through Trust 04-13, 1A1 5.500% due 8/25/34	—	161	161
—	935	935	Credit Suisse Mortgage Capital Certificates 06-C1, A4 5.609% due 2/15/39 (c)	—	839	839
—	450	450	Crown Castle Towers LLC 144A 05-1A, AFX 4.643% due 6/15/35 (b)	—	446	446
14	—	14	DLJ Mortgage Acceptance Corp. 0.000% due 11/28/11 (b)(c)(f)	11	—	11
—	1,000	1,000	GE Capital Commercial Mortgage Corp. . 04-C3, A4 5.189% due 7/10/39 (c)	—	929	929
—	1,000	1,000	Greenwich Capital Commercial Funding Corp. 04-GG1, A7 5.317% due 6/10/36 (c)	—	942	942
—	475	475	GS Mortgage Securities Corp. II 07-GG10, A4 5.993% due 8/10/45 (c)	—	406	406
—	270	270	JPMorgan Mortgage Trust 05-S3, 2A2 5.500% due 1/25/21	—	251	251
—	1,000	1,000	Lehman Brothers - UBS Commercial Mortgage Trust 04-C7, A6 4.786% due 10/15/29 (c)	—	906	906
—	710	710	Lehman Brothers - UBS Commercial Mortgage Trust 06-C6, A4 5.372% due 9/15/39	—	621	621
—	225	225	Lehman Brothers - UBS Commercial Mortgage Trust 07-C2, A2 5.303% due 2/15/40	—	209	209
—	360	360	Lehman Brothers - UBS Commercial Mortgage Trust 07-C6, A2 5.845% due 7/15/40	—	338	338
—	310	310	Lehman Brothers - UBS Commercial Mortgage Trust 07-C7, A3 5.866% due 9/15/45 (c)	—	266	266
—	170	170	Lehman Brothers Commercial Conduit Mortgage Trust 07-C3, A4 6.136% due 7/15/44 (c)	—	148	148
—	302	302	MASTR Asset Securitization Trust 03-10, 3A1 5.500% due 11/25/33	—	277	277
—	170	170	MASTR Resecuritization Trust 144A 05-4CI, N2 6.429% due 4/26/45 (b)(c)(f)	—	17	17
—	320	320	Merrill Lynch Mortgage Trust 06-C1, AM 5.841% due 5/12/39(c)	—	264	264
—	1,000	1,000	Merrill Lynch Mortgage Trust 04-KEY2, A4 4.864% due 8/12/39(c)	—	908	908
725	—	725	Merrill Lynch Mortgage Trust 4.556% due 6/12/43	705	—	705
—	445	445	Merrill Lynch/Countrywide Commercial Mortgage Trust 06-3, A4 5.414% due 7/12/46 (c)	—	390	390
—	360	360	Morgan Stanley Capital I 06-T23, A4 5.984% due 8/12/41 (c)	—	326	326
—	350	350	Morgan Stanley Capital I 07-IQ14, A2 5.610% due 4/15/49	—	326	326
—	315	315	Morgan Stanley Capital I 07-IQ14, A4 5.692% due 4/15/49 (c)	—	268	268
—	278	278	Morgan Stanley Mortgage Loan Trust 05-5AR, 4A1 5.530% due 9/25/35 (c)	—	202	202
587	—	587	Morgan Stanley Mortgage Loan Trust 04-3, 3A 6.000% due 4/25/34	535	—	535
—	190	190	Paine Webber Mortgage Acceptance Corp. 99-C1, D 7.150% due 6/15/32 (c)	—	191	191
—	542	542	Residential Accredit Loans, Inc. 06-QA1, A21 5.957% due 1/25/36 (c)	—	399	399
—	267	267	Residential Funding Mortgage Securities I, Inc. 05-SA1, 2A 4.839% due 3/25/35 (c)	—	235	235
—	140	140	SBA Commercial Mortgage Backed Securities Trust 144A 06-1A, B 5.451% due 11/15/36 (b)	—	130	130
—	435	435	Wachovia Bank Commercial Mortgage Trust Trust 07-C30, A5 5.342% due 12/15/43	—	359	359
—	258	258	Wachovia Mortgage Loan Trust LLC 06-A, B1 5.412% due 5/20/36 (c)	—	140	140
—	548	548	Washington Mutual Mortgage Pass-Through-Certificates, Inc. 05-AR3, A2 4.636% due 3/25/35 (c)	—	473	473
—	226	226	Wells Fargo Mortgage Backed Securities Trust 04-BB, A1 4.556% due 1/25/35 (c)	—	195	195
—	707	707	Wells Fargo Mortgage Backed Securities Trust 05-14, 2A1 5.500% due 12/25/35	—	634	634

—	543	543	Wells Fargo Mortgage Backed Securities Trust 05-AR16, 6A3 5.001% due 10/25/35 (c)	—		484	484
—	240	240	Wells Fargo Mortgage Backed Securities Trust 05-AR4, 2A1 4.537% due 4/25/35 (c)	—		208	208
—	201	201	Wells Fargo Mortgage Backed Securities Trust 05-AR4, 2A2 4.537% due 4/25/35 (c)	—		174	174

			Total Non-Agency Mortgage-Backed Securities (Identified Cost $1,382, $17,458 and $18,840)	1,301		15,308	16,609

			FOREIGN GOVERNMENT SECURITIES - 0.2%
—	150	150	Republic of Chile 5.500% due 1/15/13	—		160	160
—	300	300	Russian Federation RegS 7.500% due 3/31/30 (c)(i)	—		303	303

			Total Foreign Government Securities (Identified Cost $0, $462, and $462)	—		463	463	0.2%

			FOREIGN CORPORATE BONDS - 5.1%		(d)
—	130	130	Agrium, Inc. 6.750% due 1/15/19	—		127	127
—	105	105	ArcelorMittal 144A 6.125% due 6/1/18 (b)	—		92	92
—	125	125	Barclays Bank plc 144A 6.050% due 12/4/17 (b)	—		116	116
700	—	700	Barclays Bank plc 144A 7.700% due 4/25/49 (b)(c)	493		—	493
380	—	380	Compton Petroleum Finance Corp. 7.625% due 12/1/13	336		—	336
815	—	815	Credit Suisse Guernsey Ltd. 5.860% due 5/29/49 (c)	617		—	617
—	135	135	CRH America, Inc. 6.000% due 9/30/16	—		116	116
—	30	30	Deutsche Bank AG 4.875% due 5/20/13	—		29	29
—	100	100	Deutsche Telekom International Finance BV 5.750% due 3/23/16	—		89	89
—	80	80	EnCana Corp. 5.900% due 12/1/17	—		72	72
—	135	135	Export-Import Bank of Korea 5.500% due 10/17/12	—		128	128
275	—	275	Freeport-McMoRan Copper & Gold, Inc. 8.375% due 4/1/17	271		—	271
—	130	130	Gazprom OAO (Gaz Capital SA) 144A 6.212% due 11/22/16 (b)	—		103	103
1,100	—	1,100	HBOS plc 144A 6.657% due 5/21/49 (b)(c)	622		—	622
785	—	785	Husky Energy, Inc. 6.200% due 9/15/17	713		—	713
—	105	105	ICICI Bank Ltd. RegS 5.750% due 11/16/10 (i)	—		103	103
1,445	—	1,445	ING Groep N.V. 5.775% due 12/8/49 (c)(h)	1,155		—	1,155
—	170	170	OJSC AK Transneft (TransCapitalInvest Ltd.) 144A 5.670% due 3/5/14 (b)	—		139	139
—	45	45	Petro-Canada 6.050% due 5/15/18	—		39	39
—	250	250	Ras Laffan Liquefied Natural Gas Co., Ltd. II RegS 5.298% due 9/30/20 (i)	—		227	227
985	—	985	Resona Bank Ltd. 144A 5.850% due 4/15/49 (b)(c)	724		—	724
—	95	95	Rio Tinto Finance USA Ltd. 6.500% due 7/15/18	—		90	90
955	—	955	Royal Bank of Scotland Group plc 144A 6.990% due 10/29/49 (b)(c)	713		—	713
1,085	—	1,085	Santander Issuances S.A Unipersonal 144A 5.911% due 6/20/16 (b)	1,008		—	1,008
—	95	95	Telecom Italia Capital SA 6.999% due 6/4/18	—		85	85
250	—	250	Telecom Italia Capital SA 5.250% due 10/1/15	208		—	208
1,255	—	1,255	Telefonica Emisiones S.A. 5.984% due 6/20/11 (h)	1,241		—	1,241
—	105	105	TNK-BP Finance SA RegS .125% due 3/20/12 (i)	—		83	83
300	—	300	TransCanada Pipelines Ltd. 6.350% due 5/15/67 (c)	237		—	237
—	100	100	UFJ Finance AEC 6.750% due 7/15/13	—		105	105
610	—	610	Virgin Media Finance plc 8.750% due 4/15/14	515		—	515
—	80	80	Vodafone Group plc 5.000% due 9/15/15	—		71	71
—	70	70	Vodafone Group plc 6.150% due 2/27/37	—		56	56
1,065	—	1,065	WEA Finance LLC/WCI Finance LLC 144A 5.700% due 10/1/16 (b)	918		—	918
—	150	150	Westfield Capital Corp. Ltd./ Westfield Finance Authority 144A 5.125% due 11/15/14 (b)	—		133	133
—	70	70	Xstrata Finance Canada Ltd. 144A 5.800% due 11/15/16 (b)	—		63	63

			Total Foreign Corporate Bonds (Identified Cost $11,957, $2,302 and $14,259)	9,771		2,066	11,837

			Total Long-Term Investments (Identified Cost $177,640, $61,769 and $239.409)	171,002		56,898	227,900

Shares	Shares	Shares
			SHORT-TERM INVESTMENTS - 3.8%
7,724,232	717,718	8,441,950	State Street Institutional Liquid Reserves Fund (seven-day effective yield 2.456%)	7,724	718	8,442
—	386,036	386,036	State Street Navigator Prime Plus (seven-day effective yield 2.765%)(l)	—	386	386

			Total Short-Term Investments (Identified Cost $7,724, $1,104 and $8,828)	7,724	1,104	8,828

			Total Investments (Identified Cost $185,364, $62,873 and $248,237) - 102.6%	178,726	58,002	236,728	(a)
			Other assets and liabilities, net (2.6%)	(6,159)	(139)	(6,298)

			Net Assets - 100.0%	172,567	57,863	230,430

(a)

Federal Income Tax Information : Net unrealized depreciation of investment securities is comprised of gross appreciation of $549, respectively and gross depreciation of $12,583, respectively for federal income tax purposes. At September 30, 2008 , the aggregate cost of securities for federal income tax purposes was $248,762, respectively.

(b)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2008 , these securities amounted to a value of $5,709 and $1,912 , respectively or 3.3% and 3.3%, respectively of net assets.

(c)	Variable or step coupon security; interest rate shown reflects the rate currently in effect.

(d)

A security is considered to be foreign if the security is issued in a foreign country. The country of risk, noted in the header, is determined based on criteria described in Note 4 “Foreign security country determination” in the Notes to the Pro Forma Financial Statements

(e)	Illiquid security. Security valued at fair value as determined in good faith by or under the direction of the Trustees.

(f)

Illiquid and restricted security. At September 30, 2008, this security amounted to a value of $11 and $159, respectively or 0.0% and 0.3%, respectively of net assets. For acquisition information, see Note 5 “ Illiquid and Restricted Securities” in the Notes to the Pro Forma Financial Statements.

(g)	When-issued security

(h)	All or a portion segregated as collateral for when-issued securities

(i)	Regulation S security. Security is offered and sold outside of the United States; therefore, it is exempt from registration with the SEC under rules 903 and 904 of the Securities Act of 1933.

(j)	Security in default and non-income producing.

(k)	All or portion of security is on loan

(l)	Represents security purchased with cash collateral received for securities on loan

Virtus Bond Fund/Core Bond Fund

Pro Forma Combining Statement of Assets and Liabilities

September 30, 2008 (Unaudited)

Reported in (000’s)

	Virtus Bond Fund	Virtus Core Bond Fund		Adjustments		Virtus Bond Fund Pro Forma Combining Portfolios
ASSETS
Investment securities at value (Identified cost $185,364, $62,873 and $248,237)	$178,726	$58,002	(b)	—		$236,728
Cash	—	19		—		19
Receivables
Investment securities sold	8,708	—		—		8,708
Fund shares sold	102	11		—		113
Dividends	—	—		—		—
Interest	1,518	453		—		1,971
Prepaid expenses	31	17		—		48
Other assets	6	4		—		10

Total assets	189,091	58,506		—		247,597

LIABILITIES
Cash overdraft	16	—				16
Payables
Fund shares repurchased	2,223	86				2,309
Investment securities purchased	14,084	—				14,084
Upon return of securities loaned	—	386				386
Investment advisory fees	66	14				80
Distribution and service fees	11	14				25
Administration fee	13	24	(d)			37
Transfer agent fees and expenses	11	16				27
Trustees’ fee and expenses	2	—	(c)			2
Professional fees	35	65	(d)			100
Trustee deferred compensation plan	6	4				10
Other accrued expenses	57	34	(d)			91

Total liabilities	16,524	643		—		17,167

NET ASSETS	$172,567	$57,863		—		$230,430

Net Assets Consist of:
Capital paid in on shares of beneficial interest	$194,155	$74,495				$268,650
Undistributed net investment income (loss)	50	(8)				$42
Accumulated net realized gain (loss)	(15,000)	(11,753)				$(26,753)
Net unrealized appreciation	(6,638)	(4,871)				(11,509)

Net Assets	$172,567	$57,863		$—		$230,430

CLASS A
Shares of beneficial interest outstanding, unlimited authorization (e)	2,443	7,141		(1,472	)(a)	8,112
Net assets	$23,823	$55,275				$79,098
Net asset value per share	$9.75	$7.75				$9.75
Offering price per share NAV/(1- 4.75%)	$10.24	$8.14				$10.24
CLASS B
Shares of beneficial interest outstanding, unlimited authorization (e)	427	157		(31	)(a)	553
Net assets	$4,075	$1,205				$5,280
Net asset value and offering price per share	$9.55	$7.69				$9.55
CLASS C
Shares of beneficial interest outstanding, unlimited authorization (e)	296	179		(35	)(a)	440
Net assets	$2,839	$1,383				$4,222
Net asset value and offering price per share	$9.58	$7.72				$9.58
CLASS I
Shares of beneficial interest outstanding, unlimited authorization (e)	14,389	0		0		14,389
Net assets	$141,830	$0				$141,830
Net asset value and offering price per share	$9.86	$0.00				$9.86

(a)	Adjustment reflects shares reduced in conversion.

(b)	Market value of securities on loan $ 371

(c)	Amount is less than $500 (not reported in thousands)

(d)	Professional expenses for the merging fund (Core Bond Fund) were increased by $35, printing expenses by $25, and administration fee by $20 to reflect one-time merger related expenses.

(e)	Bond Fund has a par value of $1 and Core Bond has no par value.

See Notes to Pro Forma Financial Statements.

Virtus Bond/Core Bond Fund

Pro Forma Combining Statement of Operations

September 30, 2008 (Unaudited)

Reported in (000’s)

	Virtus Bond Fund		Virtus Core Bond Fund	Adjustments			Virtus Bond Fund Pro Forma Combining Portfolios
INVESTMENT INCOME
Dividends	$			$			$—
Interest		6,209	3,498				9,707
Security lending		9	4				13
Foreign taxes withheld			—				—

Total investment income		6,218	3,502		—		9,720

EXPENSES
Investment advisory fee		603	287		(61)	(a)	829
Service fees - Class A		71	152		—	(a)	223
Distribution and service fees - Class B		43	14		—	(a)	57
Distribution and service fees - Class C		25	14		(1)	(a)	39
Distribution and service fees - Class I		—	—		—	(a)	—
Administration fee		101	54		3	(a)	158
Transfer agent		68	129		(23)	(a)	174
Registration		63	32		(33)	(a)	62
Printing		24	14		12	(a)	50
Professional		36	33		(31)	(a)	38
Custodian		26	23		(13)	(a)	36
Trustees		10	5		(6)	(a)	9
Miscellaneous		15	9		(1)	(a)	23
Total expenses		1,085	766		(154)	(a)	1,698
Less: Custodian fees paid indirectly		(2)	(1)		3	(a)	—
Less: Expenses reimbursed by investment adviser and/or administrator and distributor		(95)	(106)		(65)	(a)	(266)

Net expenses		988	659		(216)	(a)	1,432

NET INVESTMENT INCOME (LOSS)		5,230	2,843		216	(a)	8,289

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on securities		(3,840)	(6)		—		(3,846)
Net change in unrealized appreciation (depreciation) on investments		(4,696)	(4,194)		—		(8,890)
					—
Net gain (loss) on investments		(8,536)	(4,200)		—		(12,736)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS		$(3,306)	$(1,357)		$216		$(4,448)

Adjustments:

(a)	Adjustments are true-ups to reflect combined fund expenses

See Notes to Pro Forma Financial Statements.

Virtus Core Bond Fund/Virtus Bond Fund

Notes to Pro Forma Combining Financial Statements

September 30, 2008 (Unaudited)

1.	Basis of Combination

The accompanying unaudited Pro Forma Combining Schedule of Investments, Statement of Assets and Liabilities and Statement of Operations are presented to show the effect of the proposed merger of the Virtus Core Bond Fund (“Merging Fund”) into Virtus Bond Fund (“Surviving Fund”). Under the terms of the Plan of Reorganization the proposed merger will be accounted for by the method of accounting for tax-free mergers of investment companies. Under the terms of the Plan of Reorganization the merger provides for the transfer of all the assets and liabilities of Virtus Core Bond Fund to Virtus Bond Fund and the subsequent liquidation of Virtus Core Bond Fund. The accounting survivor in the proposed merger will be Virtus Bond Fund. This is because the Surviving Fund will invest in a style that is similar to the way in which Virtus Core Bond Fund is currently operated. The Reorganization should also create better efficiencies for the portfolio management team. Virtus Core Bond, the merging fund, will pay 100% of the costs of the reorganization.

The pro forma combined statements should be read in conjunction with the historical financial statements of the Virtus Bond Fund and the notes thereto incorporated by reference in the Registration Statement filed on Form N-14. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets, liabilities, revenues and expenses. Actual results could differ from those estimates.

Virtus Bond Fund and Virtus Core Bond Fund are both, open-end, management investment companies registered under the Investment Company Act of 1940, as amended.

2.	Shares of Beneficial Interest

The Pro Forma net asset value per share assumes the reduction of shares of Virtus Bond Fund at September 30, 2008 in connection with the proposed reorganization. The amount of reduced shares was calculated based on the net assets, as of September 30, 2008, of Virtus Core Bond Fund (reported in 000s) of $55,275, $1,205 and $1,383, for Class A, Class B and Class C, respectively, and the net asset value of Virtus Bond Fund of $9.75, $9.55 and $9.58 for Class A, Class B, and Class C respectively. Shares of Virtus Bond Fund (reported in 000s) were reduced by 1,472 for Class A, 31 for Class B and 35 for Class C in exchange for Class A, Class B, and Class C shares, respectively of Virtus Core Bond Fund. The Pro Forma Statement of Assets & Liabilities reflects total shares outstanding of the combined fund and the amount of shares to be received from Virtus Core Bond Fund shareholders.

3.	Pro Forma Operations

Pro Forma operating expenses are based on actual expenses of Virtus Core Bond Growth Fund and Virtus Bond Fund, with certain expenses adjusted to reflect the expected expenses of the combined entity. The investment advisory and administration fees have been calculated for the combined Funds based on the fee schedule in effect for Virtus Bond Fund at the combined level of average net assets for the period ended September 30, 2008.

4.	Foreign security country determination

A combination of the following criteria is used to assign the countries of risk listed in the schedules of investments: country of incorporation, actual building address, primary exchange on which the security is traded and country in which the greatest percentage of company revenue is generated.

5.	Illiquid and Restricted Securities

Investments shall be considered illiquid if they cannot be disposed of within seven days in the ordinary course of business at the approximate amount at which such securities have been valued by the Fund. Additionally, the following information is also considered in determining liquidity: the frequency of trades and quotes for the investment, whether the investment is listed for trading on a recognized domestic exchange and/or whether two or more brokers are willing to purchase or sell the security at a comparable price, the extent of market making activity in the investment and the nature of the market for investment. Illiquid securities are footnoted as such at the end of each Fund’s Schedule of Investments where applicable.

Restricted securities are illiquid securities, as defined above, not registered under the Securities Act of 1933. Generally, 144A securities are excluded from this category, except where defined as illiquid.

As September 30, 2008, the Funds held the following illiquid and restricted securities (reported in thousands):

	Acquisition Date	Acquisition Cost	Market Value at 9/30/08	% of Net Assets at 9/30/08
Bond Fund
DLJ Mortgage Acceptance Corp. 96-M, 1 144A 0.000% due 11/28/11		$16	$11	0.0%
Core Bond Fund
Greenwich Structured ARM Products 05-5A, N2 144A, 6.690% due 9/27/45	2/28/06	$315	$142	0.3%
MASTR Resecuritization Trust 05-4C1, N2 144A, 6.429% due 4/26/45	11/12/06	$170	$17	0.0%

6.	Compliance

As of September 30, 2008, the Merging Fund complies with the investment restrictions in the prospectus and diversification requirements under the Investment Company Act of 1940, as amended. The Surviving Fund has elected to be taxed as a “regulated investment company” under the requirements of Subchapter M of the Internal Revenue Code (“IRC”). After the acquisition, the Surviving Fund intends to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the IRC, and to make distributions of taxable income sufficient to relieve it from all, or substantially all, Federal income taxes.

7.	Federal Income Tax Information (reported in 000’s)

The Funds have capital loss carryovers, which may be used to offset future capital gains, as follows:

Expiration Date	Acquiring Fund Virtus Bond Fund	Target fund Virtus Core Bond Fund
2009	$237	$0
2010	$0	$2,929
2011	$0	$0
2012	$274	$7,849
2013	$5,461	$0
2014	$41	$782
2015	$4,349	$0
2016	$770	$6
Total	$11,132	$11,566

The Funds may not realize the benefit of these losses to the extent the Surviving Fund does not realize gains on investments prior to the expiration of the capital loss carryover.

VIRTUS OPPORTUNITIES TRUST

PART C—OTHER INFORMATION

Item 15.	Indemnification

The Amended and Restated Agreement and Declaration of Trust dated March 1, 2001, and the Amended and Restated By-Laws of the Registrant provide that no trustee or officer will be indemnified against any liability to which the Registrant would otherwise be subject by reason of or for willful misfeasance, bad faith, gross negligence or reckless disregard of such person’s duties. The Amended and Restated Investment Advisory Agreement, Underwriting Agreement, Master Custodian Contract, and Amended and Restated Transfer Agency and Service Agreement each provides that the Registrant will indemnify the other party (or parties as the case may be) to the agreement for certain losses.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 (the “Act”) may be permitted to Trustees, Officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a Trustee, Officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such Trustee, Officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 16.	Exhibits

1(a).	Amended and Restated Agreement and Declaration of Trust of Registrant dated March 1, 2001, filed via EDGAR with Post-Effective Amendment No. 12 (File No. 033-65137) on January 25, 2002 and incorporated herein by reference.

1(b).	Amendment to the Declaration of Trust of the Registrant, dated November 16, 2006, filed via EDGAR with Post-Effective Amendment No. 23 (File No. 033-65137) on January 30, 2007 and incorporated herein by reference.

2(a).	By-Laws of Registrant dated November 16, 2005, filed via EDGAR with Post-Effective Amendment No. 23 (File No. 033-65137) on January 30, 2007 and incorporated herein by reference.

2(b).	Amendment No. 1 to the Amended and Restated By-Laws of the Registrant, dated August 23, 2006, filed via EDGAR with Post-Effective Amendment No. 23 (File No. 033-65137) on January 30, 2007 and incorporated herein by reference.

3.	Reference is made to Registrant’s Agreement and Declaration of Trust. See Exhibit 1.

4.	Form of Agreement and Plan of Reorganization. Exhibit A to the Prospectus/Information Statement contained in Part A of this Registration Statement.

5.	None other than as set forth in Exhibits 1 and 2.

6(a).	Amended and Restated Investment Advisory Agreement between the Registrant and Virtus Investment Advisers, Inc. (“VIA”), on behalf of Virtus Bond Fund, effective November 20, 2002, filed via EDGAR with Post-Effective Amendment No. 14 (File No. 033-65137) on January 29, 2004 and incorporated herein by reference.

6(b).	Subadvisory Agreement between VIA and SCM Advisors LLC (“SCM”) dated July 1, 1998, filed via EDGAR with Post-Effective Amendment No. 15 (File No. 033-65137) on January 25, 2005 and incorporated herein by reference.

6(c).	Investment Subadvisory Agreement Amendment between VIA and SCM effective July 1, 1998 for the purpose of amending the Subadvisory Agreement of the same date in order to correct a typographical error in such Subadvisory Agreement, filed via EDGAR with Post-Effective Amendment No. 15 (File No. 033-65137) on January 25, 2005 and incorporated herein by reference.

6(d).	Amendment to Subadvisory Agreement between VIA and SCM dated November 20, 2002, filed via EDGAR with Post-Effective Amendment No. 15 (File No. 033-65137) on January 25, 2005 and incorporated herein by reference.

6(e).	Third Amendment to Subadvisory Agreement between VIA and SCM dated September 1, 2006, filed via EDGAR with Post-Effective Amendment No. 23 (File No. 033-65137) on January 30, 2007 and incorporated herein by reference.

6(f).	Amendment to Amended and Restated Investment Advisory Agreement between Registrant and VIA dated June 8, 2006, filed via EDGAR with Post-Effective Amendment No. 22 (File No. 033-65137) on June 9, 2006, and incorporated herein by reference.

6(g).	Second Amendment to Amended and Restated Investment Advisory Agreement between Registrant and VIA, dated June 27, 2007, on behalf of CA-Tax Exempt Bond Fund, Core Bond Fund, Global Infrastructure Fund, High Yield Fund, Market Neutral Fund, Money Market Fund, Multi-Sector Fixed Income Fund, Multi-Sector Short Term Bond Fund and Real Estate Securities Fund, filed via EDGAR with Post-Effective Amendment No. 27 (File No. 033-65137) on September 24, 2007 and incorporated herein by reference.

6(h).	Subadvisory Agreement between VIA and Goodwin Capital Advisers, Inc. (“Goodwin”), dated June 27, 2007 on behalf of CA Tax-Exempt Bond Fund, Core Bond Fund, Money Market Fund, Multi-Sector Fixed Income Fund and Multi-Sector Short Term Bond Fund, filed via EDGAR with Post Effective Amendment No. 27 (File No. 033-65137) on September 24, 2007 and incorporated herein by reference.

6(i).	Fourth Amendment to Subadvisory Agreement between VIA and SCM, on behalf of High Yield Fund, dated June 27, 2007, filed via EDGAR with Post-Effective Amendment No. 27 (File No. 033-65137) on September 24, 2007 and incorporated herein by reference.

6(j).	Fifth Amendment to Amended and Restated Investment Advisory Agreement, by and between the Registrant and VIA effective as of October 1, 2008, filed via EDGAR with Post-Effective Amendment No. 32 (File No. 033-65137) on January 28, 2009 and incorporated herein by reference.

6(k).	Third Amendment to Subadvisory Agreement between VIA and Goodwin dated December 19, 2008, filed via EDGAR with Post-Effective Amendment No. 33 (File No. 033-65137) on March 2, 2009 and incorporated herein by reference.

7(a).	Underwriting Agreement between VP Distributors, Inc. (“VP Distributors”) and Registrant dated July 1, 1998 and filed via EDGAR with Post-Effective Amendment No. 15 (File No. 033-65137) on January 25, 2005 and incorporated herein by reference. A Form of Underwriting Agreement between VP Distributors and Registrant was previously filed via EDGAR with Post-Effective Amendment No. 5 (File No. 033-65137) on May 20, 1998 and incorporated herein by reference.

7(b).	Form of Sales Agreement between VP Distributors and dealers (February 2009), filed via EDGAR with Post-Effective Amendment No. 33 (File No. 033-65137) on March 2, 2009 and incorporated herein by reference.

8.	None.

9(a).	Master Custodian Contract between Registrant and State Street Bank and Trust Company (“State Street”) dated May 1, 1997, filed via EDGAR with Post-Effective Amendment No. 8 (File No. 033-65137) on January 24, 2000 and incorporated herein by reference.

9(b).	Amendment dated February 10, 2000 to Master Custodian Contract dated May 1, 1997 between Registrant and State Street, filed via EDGAR with Post-Effective Amendment No. 14 (File No. 033-65137) on January 29, 2004 and incorporated herein by reference.

9(c).	Amendment dated July 2, 2001 to Master Custodian Contract dated May 1, 1997 between Registrant and State Street, filed via EDGAR with Post-Effective Amendment No. 14 (File No. 033-65137) on January 29, 2004 and incorporated herein by reference.

9(d).	Amendment dated May 10, 2002 to Master Custodian Contract dated May 1, 1997 between Registrant and State Street, filed via EDGAR with Post-Effective Amendment No. 14 (File No. 033-65137) on January 29, 2004 and incorporated herein by reference.

10(a).	Class A Shares Amended and Restated Distribution Plan Pursuant to Rule 12b-1 under the Investment Company Act of 1940 effective March 1, 2007, filed via EDGAR with Post-Effective Amendment No. 25 (File No. 033-65137) on June 27, 2007 and incorporated herein by reference.

10(b).	Class B Shares Amended and Restated Distribution Plan Pursuant to Rule 12b-1 under the Investment Company Act of 1940 effective March 1, 2007, filed via EDGAR with Post-Effective Amendment No. 25 (File No. 033-65137) on June 27, 2007 and incorporated herein by reference.

10(c).	Class C Shares Amended and Restated Distribution Plan Pursuant to Rule 12b-1 under the Investment Company Act of 1940 effective March 1, 2007, filed via EDGAR with Post-Effective Amendment No. 25 (File No. 033-65137) on June 27, 2007 and incorporated herein by reference.

10(d).	Amendment to Class A Shares Amended and Restated Distribution Plan Pursuant to Rule 12b-1 under the Investment Company Act of 1940 effective June 27, 2007, filed via EDGAR with Post-Effective Amendment No. 27 (File No. 033-65137) on September 24, 2007 and incorporated herein by reference.

10(e).	Amendment to Class B Shares Amended and Restated Distribution Plan Pursuant to Rule 12b-1 under the Investment Company Act of 1940 effective June 27, 2007, filed via EDGAR with Post-Effective Amendment No. 27 (File No. 033-65137) on September 24, 2007 and incorporated herein by reference.

10(f).	Amendment to Class C Shares Amended and Restated Distribution Plan Pursuant to Rule 12b-1 under the Investment Company Act of 1940 effective June 27, 2007, filed via EDGAR with Post-Effective Amendment No. 27 (File No. 033-65137) on September 24, 2007 and incorporated herein by reference.

10(g).	Amendment No. 2 to Class A Shares Amended and Restated Distribution Plan Pursuant to Rule 12b-1 under the Investment Company Act of 1940 effective September 24, 2007, filed via EDGAR with Post-Effective Amendment No. 29 (File No. 033-65137) on January 28, 2008 and incorporated herein by reference.

10(h).	Amendment No. 2 to Class B Shares Amended and Restated Distribution Plan Pursuant to Rule 12b-1 under the Investment Company Act of 1940 effective September 24, 2007, filed via EDGAR with Post-Effective Amendment No. 29 (File No. 033-65137) on January 28, 2008 and incorporated herein by reference.

10(i).	Amendment No. 2 to Class C Shares Amended and Restated Distribution Plan Pursuant to Rule 12b-1 under the Investment Company Act of 1940 effective September 24, 2007, filed via EDGAR with Post-Effective Amendment No. 29 (File No. 033-65137) on January 28, 2008 and incorporated herein by reference.

10(j).	Amendment No. 3 to Class A Shares Amended and Restated Distribution Plan Pursuant to Rule 12b-1 under the Investment Company Act of 1940 effective October 1, 2007, filed via EDGAR with Post-Effective Amendment No. 29 (File No. 033-65137) on January 28, 2008 and incorporated herein by reference.

10(k).	Amendment No. 3 to Class C Shares Amended and Restated Distribution Plan Pursuant to Rule 12b-1 under the Investment Company Act of 1940 effective October 1, 2007, filed via EDGAR with Post-Effective Amendment No. 29 (File No. 033-65137) on January 28, 2008 and incorporated herein by reference.

10(l).	Amendment No. 4 to Class A Shares Amended and Restated Distribution Plan Pursuant to Rule 12b-1 under the Investment Company Act of 1940 effective January 31, 2008, filed via EDGAR with Post-Effective Amendment No. 29 (File No. 033-65137) on January 28, 2008 and incorporated herein by reference.

10(m).	Amendment No. 4 to Class C Shares Amended and Restated Distribution Plan Pursuant to Rule 12b-1 under the Investment Company Act of 1940 effective January 31, 2008, filed via EDGAR with Post-Effective Amendment No. 29 (File No. 033-65137) on January 28, 2008 and incorporated herein by reference.

10(n).	2007 Amended and Restated Plan Pursuant to Rule 18f-3 under the Investment Company Act of 1940, effective as of July 13, 2007, filed via EDGAR with Post-Effective Amendment No. 27 (File No. 033-65137) on September 24, 2007 and incorporated herein by reference.

11.	Opinion and consent of Kevin J. Carr, Esq. Filed herewith.

12.	Tax opinion and consent of McDermott Will & Emery LLP. To be filed by amendment.

13(a).	Amended and Restated Transfer Agency and Service Agreement between the Virtus Mutual Funds and VP Distributors dated July 1, 2006, filed via EDGAR with Post-Effective Amendment No. 23 (File No. 033-65137) on January 30, 2007 and incorporated herein by reference.

13(b).	Administration Agreement between Registrant and VP Distributors dated July 1, 2006, filed via EDGAR with Post-Effective Amendment No. 23 (File No. 033-65137) on January 30, 2007 and incorporated herein by reference.

13(c).	First Amendment to Administration Agreement between Registrant and VP Distributors effective November 15, 2007 filed via EDGAR with Post-Effective Amendment No. 29 (File No. 033-65137) on January 28, 2008 and incorporated herein by reference.

13(d).	Amendment to Schedule A of Administration Agreement between Registrant and VP Distributors effective June 27, 2007, filed via EDGAR with Post-Effective Amendment No. 28 (File No. 033-65137) on November 14, 2007 and incorporated herein by reference.

13(e).	Second Amendment to Schedule A of Administration Agreement between Registrant and VP Distributors effective September 24, 2007, filed via EDGAR with Post-Effective Amendment No. 28 (File No. 033-65137) on November 14, 2007 and incorporated herein by reference.

13(f).	Third Amendment to Schedule A of Administration Agreement between Registrant and VP Distributors effective October 1, 2007, filed via EDGAR with Post-Effective Amendment No. 29 (File No. 033-65137) on January 28, 2008 and incorporated herein by reference.

13(g).	Fourth Amendment to Schedule A of Administration Agreement between Registrant and VP Distributors effective January 31, 2008, via EDGAR with Post-Effective Amendment No. 29 (File No. 033-65137) on January 28, 2008 and incorporated herein by reference.

13(h).	Fifth Amendment to Schedule A of Administration Agreement between Registrant and VP Distributors effective March 10, 2008, filed via EDGAR with Registration Statement on Form N-14 (File No. 333-152677) on July 31, 2008 and incorporated herein by reference.

13(i).	Fifth Amended and Restated Expense Limitation Agreement between Registrant and VIA effective January 28, 2008, filed via EDGAR with Post-Effective Amendment No. 29 (File No. 033-65137) on January 28, 2008 and incorporated herein by reference.

13(j).	Sub-Transfer Agency and Service Agreement between VP Distributors and Boston Financial Data Services, Inc. (“BFDS”), dated as of January 1, 2005, filed via EDGAR with Post-Effective Amendment No. 32 (File No. 033-65137) on January 28, 2009 and incorporated herein by reference.

13(k).	Amendment to Sub-Transfer Agency and Service Agreement between VP Distributors and BFDS, dated as of July 1, 2006, filed via EDGAR with Post-Effective Amendment No. 32 (File No. 033-65137) on January 28, 2009 and incorporated herein by reference.

13(l).	Amendment to Sub-Transfer Agency and Service Agreement between VP Distributors and BFDS, dated as of July 1, 2008, filed via EDGAR with Post-Effective Amendment No. 32 (File No. 033-65137) on January 28, 2009 and incorporated herein by reference.

14.	Consent of PricewaterhouseCoopers LLP with respect to Virtus Core Bond Fund and Virtus Bond Fund of the Registrant. Filed herewith.

15.	Not applicable.

16.	Power of Attorney for Dr. Leroy Keith, Jr., Philip R. McLoughlin, Geraldine M. McNamara, James M. Oates, Richard E. Segerson, Ferdinand L. J. Verdonck and George R. Aylward. Filed herewith.

17.	Not applicable.

Item 17.	Undertakings.

(1)	The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus that is a part of this Registration Statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act of 1933, the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

(2)	The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the Registration Statement and will not be used until the amendment is effective, and that, in determining any liability under the Securities Act of 1933, each post-effective amendment shall be deemed to be a new Registration Statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

(3)	The undersigned Registrant agrees to file a post-effective amendment to this Registration Statement which will include the required tax opinion referenced in Exhibit 12.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, this registration statement on Form N-14 has been signed on behalf of the Registrant, in the City of Hartford and the State of Connecticut on the 23rd day of April, 2009.

VIRTUS OPPORTUNITIES TRUST

By:	/s/ George R. Aylward
Name:	George R. Aylward
Title:	President

Pursuant to the requirements of the Securities Act of 1933, this registration statement on Form N-14 has been signed below by the following persons in the capacities indicated on the 23rd day of April, 2009.

Signatures		Title

/s/ George R. Aylward George R. Aylward		President (Principal Executive Officer) and Trustee

/s/ W. Patrick Bradley W. Patrick Bradley		Chief Financial Officer and Treasurer (Principal Financial and Accounting Officer)

/s/ Dr. Leroy Keith, Jr. Dr. Leroy Keith, Jr.*		Trustee

/s/ Philip R. McLoughlin Philip R. McLoughlin*		Trustee and Chairman

/s/ Geraldine M. McNamara Geraldine M. McNamara*		Trustee

/s/ James M. Oates James M. Oates*		Trustee

/s/ Richard E. Segerson Richard E. Segerson*		Trustee

/s/ Ferdinand L. J. Verdonck Ferdinand L.J. Verdonck*		Trustee

* By:	/s/ George R. Aylward George R. Aylward

Attorney-in-fact, pursuant to power of attorney.

Exhibits

11.	Opinion and consent of Kevin J. Carr, Esq.

14.	Consent of PricewaterhouseCoopers LLP with respect to Virtus Core Bond Fund and Virtus Bond Fund of the Registrant.

16.	Power of Attorney for Dr. Leroy Keith, Jr., Philip R. McLoughlin, Geraldine M. McNamara, James M. Oates, Richard E. Segerson, Ferdinand L. J. Verdonck and George R. Aylward.